                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-6247
                                   ---------------------------------------------

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       4500 MAIN STREET, KANSAS CITY, MISSOURI               64111
--------------------------------------------------------------------------------
       (Address of principal executive offices)            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:       11-30
                          ------------------------------------------------------

Date of reporting period:      08-31-2007
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL GROWTH FUND
AUGUST 31, 2007

[american century investments logo and text logo]

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AUSTRALIA - 4.7%
         1,313,674  BHP Billiton Ltd.(1)                           $      41,247
           291,670  CSL Ltd.(1)                                           23,408
           306,082  National Australia Bank Ltd.(1)                        9,991
           998,500  QBE Insurance Group Ltd.(1)                           28,438
           177,244  Rio Tinto Ltd.(1)                                     13,547
                                                                 ---------------
                                                                         116,631
                                                                 ---------------
AUSTRIA - 0.3%
           117,829  Erste Bank der Oesterreichischen
                    Sparkassen AG                                          8,540
                                                                 ---------------
BELGIUM - 2.1%
           213,175  KBC Groupe(1)                                         26,729
           108,730  Umicore                                               24,905
                                                                 ---------------
                                                                          51,634
                                                                 ---------------
BRAZIL - 0.5%
           867,600  Redecard SA(2)                                        13,266
                                                                 ---------------
CANADA - 3.0%
           125,710  EnCana Corp.(1)                                        7,354
           249,970  Research In Motion Ltd.(2)                            21,350
           489,760  Rogers Communications Inc. Cl B                       22,275
           451,726  Shoppers Drug Mart Corporation                        22,806
                                                                 ---------------
                                                                          73,785
                                                                 ---------------
CZECH REPUBLIC - 0.6%
           265,420  CEZ AS                                                14,072
                                                                 ---------------
DENMARK - 2.0%
           271,380  Novo Nordisk AS Cl B                                  30,179
           296,360  Vestas Wind Systems AS(2)                             20,056
                                                                 ---------------
                                                                          50,235
                                                                 ---------------
FINLAND - 2.5%
           499,220  Metso Oyj(1)                                          31,985
           929,380  Nokia Oyj                                             30,608
                                                                 ---------------
                                                                          62,593
                                                                 ---------------
FRANCE - 7.4%
           162,619  Accor SA(1)                                           13,962
           132,630  ALSTOM Co.                                            23,975
           711,198  AXA SA                                                28,501
           259,878  Groupe Danone(1)                                      19,798
           120,913  PPR SA(1)                                             20,908
           168,950  Schneider Electric SA(1)                              22,446
            98,816  Societe Generale(1)                                   15,938

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           494,266  Total SA                                              37,210
                                                                 ---------------
                                                                         182,738
                                                                 ---------------
GERMANY - 11.1%
           286,320  adidas AG                                             16,835
           123,490  Allianz SE                                            26,472
           213,430  BASF AG                                               28,247
           176,040  Continental AG                                        22,886
           222,440  Deutsche Boerse AG                                    24,551
           446,203  Fresenius Medical Care
                    AG & Co. KGaA(1)                                      21,924
           908,256  GEA Group AG(2)                                       29,331
           160,388  Hochtief AG                                           16,092
            88,210  K+S AG                                                12,667
            94,060  Linde AG                                              11,042
           243,500  Q-Cells AG(1)(2)                                      21,567
           455,960  SAP AG                                                24,560
           151,170  Siemens AG                                            18,990
                                                                 ---------------
                                                                         275,164
                                                                 ---------------
GREECE - 1.6%
           656,610  National Bank of Greece SA                            39,062
                                                                 ---------------
HONG KONG - 1.1%
         1,792,100  Esprit Holdings Ltd.                                  26,084
                                                                 ---------------
INDIA - 3.2%
           224,070  Bharat Heavy Electricals Ltd.                         10,416
         1,064,920  Bharti Airtel Ltd.(2)                                 23,115
           366,220  Housing Development
                    Finance Corp. Ltd.                                    17,806
           663,580  Reliance Communication
                    Ventures Ltd.                                          8,866
           248,000  Reliance Industries Ltd.                              11,958
           289,370  Tata Consultancy Services Ltd.                         7,583
                                                                 ---------------
                                                                          79,744
                                                                 ---------------
IRELAND - 1.1%
           835,342  Anglo Irish Bank Corp. plc                            15,594
           486,170  Kingspan Group plc                                    12,587
                                                                 ---------------
                                                                          28,181
                                                                 ---------------
ITALY - 4.3%
           659,279  ENI SpA                                               22,800
           602,730  Fiat SpA(1)                                           16,015
           421,720  Finmeccanica SpA                                      12,360
           483,330  Luxottica Group SpA(1)                                16,504
         1,036,264  Saipem SpA                                            38,817
                                                                 ---------------
                                                                         106,496
                                                                 ---------------
JAPAN - 17.0%
           320,200  AEON Mall Co., Ltd.(1)                                 9,649
           546,400  Canon, Inc.                                           31,231
           697,600  Daikin Industries Ltd.                                31,320
             1,440  East Japan Railway Company                            11,476

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           165,200  Fanuc Ltd.                                            16,075
           354,400  Ibiden Co. Ltd.                                       30,141
         1,436,000  Isuzu Motors Ltd.(1)                                   7,811
             3,090  Japan Tobacco Inc.                                    17,155
           546,500  Kuraray Co. Ltd.                                       7,182
           248,100  Makita Corp.(1)                                        9,597
         2,722,000  Marubeni Corp.                                        22,209
           641,000  Mitsubishi Electric Corp.                              7,532
            86,800  Nintendo Co., Ltd.                                    40,245
         2,047,000  Nippon Yusen Kabushiki Kaisha(1)                      20,237
           341,250  Nitori Co. Ltd.(1)                                    17,767
            59,870  ORIX Corp.                                            12,825
           932,000  Sharp Corp.(1)                                        16,214
         1,993,000  Sumitomo Heavy Industries Ltd.                        22,318
         2,989,000  Sumitomo Metal Industries Ltd.                        15,149
               890  Sumitomo Mitsui Financial
                    Group Inc.                                             7,031
           639,000  Sumitomo Realty &
                    Development Co. Ltd.                                  20,910
           224,400  Terumo Corp.                                          10,540
           568,000  Tokyo Tatemono Co. Ltd.                                7,508
           474,600  Toyota Motor Corp.                                    27,701
                                                                 ---------------
                                                                         419,823
                                                                 ---------------
MEXICO - 1.3%
           537,352  America Movil, SAB de CV ADR                          32,488
                                                                 ---------------
NETHERLANDS - 1.8%
           561,040  Heineken N.V.(1)                                      35,533
           301,430  Koninklijke BAM Groep N.V.                             8,165
                                                                 ---------------
                                                                          43,698
                                                                 ---------------
NORWAY - 1.3%
           639,770  Aker Kvaerner ASA(1)                                  16,084
           527,980  Statoil ASA                                           15,222
                                                                 ---------------
                                                                          31,306
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.7%
         4,641,500  China Merchants Bank Co.
                    Ltd. Cl H                                             17,440
                                                                 ---------------
SINGAPORE - 1.7%
         3,847,000  Keppel Corp. Ltd.                                     32,268
         1,931,000  Oversea-Chinese Banking Corp.                         10,819
                                                                 ---------------
                                                                          43,087
                                                                 ---------------
SOUTH AFRICA - 0.7%
           302,669  Anglo American plc                                    17,358
                                                                 ---------------
SPAIN - 2.8%
         1,599,700  Banco Bilbao Vizcaya
                    Argentaria SA(1)                                      36,816
           558,089  Inditex SA(1)                                         32,737
                                                                 ---------------
                                                                          69,553
                                                                 ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
SWEDEN - 1.3%
           442,840  Swedbank AB Cl A(1)                                   14,478
         4,736,610  Telefonaktiebolaget LM
                    Ericsson Cl B                                         17,580
                                                                 ---------------
                                                                          32,058
                                                                 ---------------
SWITZERLAND - 11.0%
         1,274,145  ABB Ltd.                                              31,328
           123,449  Adecco SA(1)                                           8,048
           367,749  Compagnie Financiere
                    Richemont SA Cl A                                     22,772
           190,700  Credit Suisse Group                                   12,464
           305,880  Holcim Ltd.                                           33,071
           588,600  Julius Baer Holding AG                                38,981
            89,660  Nestle SA                                             39,005
           293,205  Novartis AG                                           15,474
           200,359  Roche Holding AG                                      34,832
            85,013  Syngenta AG                                           15,912
           412,964  UBS AG                                                21,538
                                                                 ---------------
                                                                         273,425
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.1%
         3,533,760  Hon Hai Precision
                    Industry Co., Ltd.                                    26,235
                                                                 ---------------
UNITED KINGDOM - 13.4%
         1,600,951  Barclays plc                                          19,806
         2,081,229  BG Group plc                                          33,323
           932,810  British Sky Broadcasting
                    Group plc                                             12,707
         1,547,610  BT Group plc                                           9,854
         2,652,396  Burberry Group plc                                    32,654
         1,436,407  Capita Group plc                                      21,739
           889,940  Carphone Warehouse Group plc(1)                        6,120
           907,430  easyJet plc(2)                                        10,558
           706,482  GlaxoSmithKline plc                                   18,449
         1,333,749  HSBC Holdings plc                                     24,126
         2,377,050  International Power plc                               19,389
         1,786,894  Man Group plc                                         17,783
           557,781  Reckitt Benckiser plc                                 30,358
         1,505,735  Royal Bank of Scotland Group plc                      17,444
         3,448,329  Tesco plc                                             29,553
         8,821,070  Vodafone Group plc                                    28,425
                                                                 ---------------
                                                                         332,288
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,466,984
(Cost $1,843,082)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations, 3.75%, 5/15/08, valued
at $23,768), in a joint trading account at 5.05%,
dated 8/31/07, due 9/4/07
(Delivery value $23,313)                                                  23,300
(Cost $23,300)                                                   ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 13.0%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.30%, dated
8/31/07, due 9/4/07 (Delivery value $100,059)                            100,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.30%, dated 8/31/07,
due 9/4/07 (Delivery value $223,522)                                     223,390
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                            323,390
(Cost $323,390)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 113.5%                                   2,813,674
(Cost $2,189,772)                                                ---------------

OTHER ASSETS AND LIABILITIES - (13.5)%                                 (333,644)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   2,480,030
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 21.5%
Industrials                                                                18.8%
Consumer Discretionary                                                     12.9%
Information Technology                                                      9.8%
Materials                                                                   8.9%
Consumer Staples                                                            7.8%
Energy                                                                      7.4%
Health Care                                                                 6.2%
Telecommunication Services                                                  5.0%
Utilities                                                                   1.3%
Cash and cash equivalents(+)                                                0.4%

(+) Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Security, or a portion thereof, was on loan as of August 31, 2007. The aggregate value of securities on loan at August 31, 2007, was $311,293 (in thousands).
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 2,197,250
                                                                 ===============
Gross tax appreciation of investments                               $   633,973
Gross tax depreciation of investments                                   (17,549)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   616,424
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GROWTH FUND
AUGUST 31, 2007

[american century investments logo and text logo]

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
AUSTRALIA - 2.3%
           194,960  BHP Billiton Ltd.                              $       6,122
            31,010  CSL Ltd.                                               2,489
           776,710  Oxiana Ltd.(1)                                         2,107
                                                                 ---------------
                                                                          10,718
                                                                 ---------------
AUSTRIA - 1.1%
            69,670  Erste Bank der Oesterreichischen
                    Sparkassen AG                                          5,049
                                                                 ---------------
BELGIUM - 1.9%
            34,690  KBC Groupe                                             4,350
            20,040  Umicore                                                4,590
                                                                 ---------------
                                                                           8,940
                                                                 ---------------
BRAZIL - 0.7%
            48,000  NET Servicos de Comunicacao
                    SA ADR                                                   724
           166,500  Redecard SA(2)                                         2,546
                                                                 ---------------
                                                                           3,270
                                                                 ---------------
CANADA - 2.9%
            37,920  Research In Motion Ltd.(2)                             3,239
           119,980  Shoppers Drug Mart Corporation                         6,057
            50,661  Suncor Energy Inc.(1)                                  4,543
                                                                 ---------------
                                                                          13,839
                                                                 ---------------
DENMARK - 1.0%
            70,035  Vestas Wind Systems AS(2)                              4,740
                                                                 ---------------
FINLAND - 1.4%
           103,510  Metso Oyj                                              6,632
                                                                 ---------------
FRANCE - 5.9%
            79,750  Accor SA(1)                                            6,847
            84,801  AXA SA(1)                                              3,398
            49,780  Groupe Danone(1)                                       3,793
            31,270  Societe Generale(1)                                    5,044
            58,890  Total SA                                               4,433
            63,900  Vinci SA(1)                                            4,549
                                                                 ---------------
                                                                          28,064
                                                                 ---------------
GERMANY - 4.5%
            84,720  Deutsche Boerse AG                                     9,351
           112,370  Fresenius Medical Care
                    AG & Co. KGaA                                          5,521
            39,710  Q-Cells AG(1)(2)                                       3,517
            22,620  Siemens AG                                             2,841
                                                                 ---------------
                                                                          21,230
                                                                 ---------------

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
GREECE - 1.6%
           129,930  National Bank of Greece SA                             7,730
                                                                 ---------------
HONG KONG - 1.3%
           425,000  Esprit Holdings Ltd.                                   6,186
                                                                 ---------------
INDIA - 1.4%
            30,500  Bharat Heavy Electricals Ltd.                          1,418
           239,211  Bharti Airtel Ltd.(2)                                  5,192
                                                                 ---------------
                                                                           6,610
                                                                 ---------------
IRELAND - 0.6%
           161,334  Anglo Irish Bank Corp. plc                             3,012
                                                                 ---------------
ITALY - 2.8%
           183,890  Fiat SpA(1)                                            4,886
           227,770  Saipem SpA                                             8,532
                                                                 ---------------
                                                                          13,418
                                                                 ---------------
JAPAN - 6.8%
            41,100  Canon, Inc.                                            2,349
           118,800  Makita Corp.                                           4,595
           117,000  NGK Insulators Ltd.                                    3,869
             9,900  Nintendo Co., Ltd.                                     4,590
            19,020  ORIX Corp.                                             4,074
           352,000  Sumitomo Heavy Industries Ltd.                         3,941
           173,000  Sumitomo Realty &
                    Development Co. Ltd.                                   5,661
            54,400  Toyota Motor Corp.                                     3,175
                                                                 ---------------
                                                                          32,254
                                                                 ---------------
MEXICO - 1.7%
           134,150  America Movil, SAB de CV ADR                           8,111
                                                                 ---------------
NETHERLANDS - 3.0%
            78,960  Heineken N.V.(1)                                       5,001
            94,270  Schlumberger Ltd.                                      9,096
                                                                 ---------------
                                                                          14,097
                                                                 ---------------
SOUTH KOREA - 0.5%
             3,600  Samsung Electronics                                    2,266
                                                                 ---------------
SWEDEN - 1.2%
         1,514,760  Telefonaktiebolaget LM Ericsson
                    Cl B                                                   5,622
                                                                 ---------------
SWITZERLAND - 6.4%
           265,880  ABB Ltd.                                               6,537
            79,200  Compagnie Financiere Richemont
                    SA Cl A                                                4,904
           135,700  Julius Baer Holding AG                                 8,987
             6,200  Nestle SA                                              2,697
            28,460  Roche Holding AG                                       4,948

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
            12,860  Syngenta AG                                            2,407
                                                                 ---------------
                                                                          30,480
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.8%
           815,760  Hon Hai Precision
                    Industry Co., Ltd.                                     6,056
           262,150  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ADR                             2,601
                                                                 ---------------
                                                                           8,657
                                                                 ---------------
UNITED KINGDOM - 8.8%
           568,798  Burberry Group plc                                     7,003
           226,000  Capita Group plc                                       3,420
           595,360  Carphone Warehouse Group plc                           4,094
           267,250  HSBC Holdings plc                                      4,833
           651,502  Man Group plc                                          6,484
           116,295  Reckitt Benckiser plc                                  6,330
           291,860  Royal Bank of Scotland Group plc                       3,381
            57,000  Shire plc                                              1,486
           591,000  Tesco plc                                              5,065
                                                                 ---------------
                                                                          42,096
                                                                 ---------------
UNITED STATES - 40.2%
            69,840  Adobe Systems Inc.(2)                                  2,986
            75,640  Air Products & Chemicals, Inc.                         6,808
           118,500  Allergan, Inc.                                         7,111
           144,870  American Express Co.                                   8,493
           160,890  American Tower Corp. Cl A(2)                           6,375
            38,730  Apple Inc.(2)                                          5,363
           164,500  Automatic Data Processing, Inc.                        7,524
            91,360  Boeing Co.                                             8,834
           339,550  Cisco Systems Inc.(2)                                 10,838
            72,200  Coach Inc.(2)                                          3,215
            93,910  Colgate-Palmolive Co.                                  6,228
           229,190  Comcast Corp. Cl A(2)                                  5,980
           103,200  Corrections Corp. of America(2)                        2,648
           138,500  CVS/Caremark Corp.                                     5,238
            30,630  Deere & Co.                                            4,168
            28,190  Devon Energy Corporation                               2,123
            48,040  Exelon Corporation                                     3,395
            61,390  FMC Technologies Inc.(2)                               5,814
            21,970  Goldman Sachs Group, Inc. (The)                        3,867
             9,100  Google Inc. Cl A(2)                                    4,689
           177,420  Hewlett-Packard Co.                                    8,756
           194,040  Intel Corp.                                            4,996
            62,010  Laboratory Corp. of
                    America Holdings(2)                                    4,816
            27,600  McDermott International, Inc.(2)                       2,649
           106,400  McDonald's Corporation                                 5,240
            39,500  McKesson Corp.                                         2,260
            82,000  Merck & Co., Inc.                                      4,114
           148,450  Microsoft Corporation                                  4,265
            75,230  Monsanto Co.                                           5,247
           215,410  News Corp. Cl B                                        4,683
            70,590  NII Holdings, Inc. Cl B(2)                             5,589
            46,650  Owens-Illinois Inc.(2)                                 1,876
            43,150  Precision Castparts Corp.                              5,623
            57,510  Prudential Financial, Inc.                             5,164

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           130,500  Schering-Plough Corp.                                  3,918
            65,300  Southwestern Energy Company(2)                         2,429
           111,500  St. Jude Medical, Inc.(2)                              4,858
            49,840  Textron Inc.                                           2,908
             4,953  VMware, Inc. Cl A(1)(2)                                  341
                                                                 ---------------
                                                                         191,429
                                                                 ---------------
TOTAL COMMON STOCKS                                                      474,450
(Cost $364,528)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.1%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations, 3.75%, 5/15/08,valued
at $612), in a joint trading account at 5.05%,
dated 8/31/07, due 9/4/07 (Delivery value $600)                              600
(Cost $600)                                                      ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 7.3%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.30%, dated 8/31/07,
due 9/4/07 (Delivery value $34,644)                                       34,624
(Cost $34,624)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 107.2%                                     509,674
(Cost $399,752)
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - (7.2)%                                   (34,091)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     475,583
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 18.8%
Information Technology                                                     16.6%
Industrials                                                                14.4%
Consumer Discretionary                                                     12.9%
Health Care                                                                 8.7%
Consumer Staples                                                            8.5%
Energy                                                                      7.8%
Materials                                                                   6.1%
Telecommunication Services                                                  5.3%
Utilities                                                                   0.7%
Cash and cash equivalents(+)                                                0.2%

(+) Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt.
(1) Security, or a portion thereof, was on loan as of August 31, 2007. The aggregate value of securities on loan at August 31, 2007, was $33,500 (in thousands).
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 399,844
                                                                 ===============
Gross tax appreciation of investments                                 $ 113,457
Gross tax depreciation of investments                                    (3,627)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                    $ 109,830
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EMERGING MARKETS FUND
AUGUST 31, 2007

[american century investments logo and text logo]

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
ARGENTINA - 0.4%
           123,487  Banco Macro SA ADR                             $       3,370
                                                                 ---------------
BRAZIL - 11.3%
           726,830  ALL - America Latina Logistica SA                      8,476
           319,889  Cia Vale do Rio Doce ADR                              15,780
           297,852  Dufry South America Ltd. BDR(1)                        7,332
           250,114  JBS SA(1)                                              1,168
           917,292  JBS SA(1)                                              4,310
           717,840  Lojas Renner SA                                       12,450
           550,454  LPS Brasil - Consultoria de
                    Imoveis SA(1)                                          6,986
           328,300  Lupatech SA                                            6,969
           750,600  Net Servicos de
                    Comunicacao SA(1)                                     11,190
           323,238  Petroleo Brasileiro SA ADR                            19,989
           578,500  Redecard SA(1)                                         8,846
           210,818  Totvs SA                                               6,447
                                                                 ---------------
                                                                         109,943
                                                                 ---------------
CHILE - 3.5%
         2,105,367  Cencosud SA                                            8,522
           709,607  Compania Cervecerias Unidas SA                         5,182
         1,554,437  La Polar SA                                            9,631
           367,645  LAN Airlines SA ADR                                    5,901
        16,743,050  Masisa SA                                              4,328
                                                                 ---------------
                                                                          33,564
                                                                 ---------------
CZECH REPUBLIC - 2.2%
           190,973  CEZ AS                                                10,125
            50,689  Komercni Banka AS                                     10,999
                                                                 ---------------
                                                                          21,124
                                                                 ---------------
HONG KONG - 4.2%
           171,673  China Mobile Ltd. ADR                                 11,638
         8,614,000  China Yurun Food Group Ltd.(2)                        10,340
           784,500  Parkson Retail Group Ltd.(2)                           6,273
        18,560,000  Samling Global Ltd.(1)                                 6,426
           793,000  Vtech Holdings Ltd.(2)                                 6,000
                                                                 ---------------
                                                                          40,677
                                                                 ---------------
HUNGARY - 0.4%
            25,927  MOL Hungarian Oil and Gas Nyrt                         3,718
                                                                 ---------------
INDIA - 7.3%
           284,700  ABB India Ltd.                                         7,875
           197,720  Bharat Heavy Electricals Ltd.                          9,191
           443,609  DLF Ltd.(1)                                            6,530
           279,851  ICICI Bank Ltd. ADR                                   12,439
           488,825  JSW Steel Ltd.                                         7,723
           731,741  Reliance Communication
                    Ventures Ltd.                                          9,777

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           218,834  Reliance Industries Ltd.                              10,551
           612,500  Rolta India Ltd.                                       7,082
                                                                 ---------------
                                                                          71,168
                                                                 ---------------
INDONESIA - 2.7%
         4,996,500  PT Astra International Tbk                             9,498
        24,086,000  PT Bank Mandiri Tbk                                    8,336
        17,310,000  PT Bumi Resources Tbk                                  4,701
         3,522,500  PT Telekomunikasi Indonesia Tbk                        4,070
                                                                 ---------------
                                                                          26,605
                                                                 ---------------
ISRAEL - 0.4%
            79,786  Elbit Systems Ltd.                                     3,584
                                                                 ---------------
KAZAKHSTAN - 0.7%
           305,218  KazMunaiGas Exploration
                    Production GDR                                         6,547
                                                                 ---------------
MALAYSIA - 2.1%
         3,633,000  Bumiputra - Commerce
                    Holdings Bhd                                          11,372
         2,073,300  Genting Bhd                                            4,347
         4,584,500  Resorts World Bhd                                      4,978
                                                                 ---------------
                                                                          20,697
                                                                 ---------------
MEXICO - 6.0%
           280,338  America Movil, SAB de CV ADR                          16,949
         1,606,609  Axtel, SAB de CV(1)                                   10,949
         1,257,114  Corporacion GEO, SAB de CV
                    Series B(1)                                            6,539
           192,704  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                          9,726
         2,189,803  Grupo Financiero Banorte,
                    SAB de CV                                              8,930
         1,396,860  Urbi Desarrollos Urbanos,
                    SA de CV(1)                                            5,240
                                                                 ---------------
                                                                          58,333
                                                                 ---------------
PAKISTAN - 0.6%
           340,975  Oil & Gas Development Co.
                    Ltd. GDR                                               6,138
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 9.7%
         8,100,000  Agile Property Holdings Ltd.(2)                       14,750
        11,259,000  China Construction Bank Cl H(2)                        9,428
         2,791,000  China Merchants Bank Co. Ltd.
                    Cl H                                                  10,488
         5,068,000  China National Building
                    Material Co. Ltd. Cl H                                14,103
         7,716,000  China Petroleum & Chemical Corp.
                    Cl H                                                   8,411
           190,177  Focus Media Holding Ltd.
                    ADR(1)(2)                                              7,658
         7,648,000  Haitian International
                    Holdings Ltd.(1)                                       5,747
         4,677,314  Nine Dragons Paper
                    Holdings Ltd.(2)                                      13,976
         3,292,000  Wumart Stores Inc. Cl H(2)                             2,324
         6,040,000  Yangzijiang Shipbuilding
                    Holdings Ltd.(1)                                       7,362
                                                                 ---------------
                                                                          94,247
                                                                 ---------------
PHILIPPINES - 1.4%
        32,477,000  Alliance Global Group Inc.(1)                          3,913
       170,157,200  Filinvest Land Inc.(1)                                 5,785

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
         9,129,300  Robinsons Land Corp.                                   3,536
                                                                 ---------------
                                                                          13,234
                                                                 ---------------
POLAND - 0.8%
           166,177  Agora SA                                               3,057
            26,437  BRE Bank SA(1)                                         4,712
                                                                 ---------------
                                                                           7,769
                                                                 ---------------
RUSSIAN FEDERATION - 6.6%
           196,855  CTC Media Inc.(1)                                      4,528
           119,794  LUKOIL                                                 8,949
           153,133  Mobile TeleSystems ADR(1)                             10,131
           266,383  OAO TMK GDR(1)                                        10,256
           235,731  OJSC Pharmstandard GDR(1)                              3,948
         1,470,000  Sberbank(1)                                            5,630
        10,139,953  Unified Energy System(1)                              12,726
           254,752  X5 Retail Group N.V. GDR(1)                            8,188
                                                                 ---------------
                                                                          64,356
                                                                 ---------------
SINGAPORE - 1.7%
         6,186,000  Midas Holdings Ltd.(2)                                 5,756
         5,298,000  Yanlord Land Group Ltd.(2)                            10,971
                                                                 ---------------
                                                                          16,727
                                                                 ---------------
SOUTH AFRICA - 7.4%
           146,042  Anglo American plc                                     8,412
           269,286  Barloworld Ltd.(2)                                     4,623
         4,159,338  Dimension Data Holdings plc                            4,809
           132,546  Impala Platinum Holdings Ltd.                          3,940
           364,908  Kumba Iron Ore Ltd.                                   10,639
           727,515  Murray & Roberts Holdings Ltd.                         7,678
         1,366,550  Pretoria Portland
                    Cement Co. Ltd.(2)                                     8,667
           326,735  Sappi Ltd.(2)                                          5,140
           126,990  Sun International Ltd.                                 2,768
           623,378  Telkom SA Ltd.(2)                                     15,394
                                                                 ---------------
                                                                          72,070
                                                                 ---------------
SOUTH KOREA - 14.0%
             7,108  Amorepacific Corp.                                     5,034
           167,460  GS Holdings Corp.                                      8,649
           533,200  Hankook Tire Co. Ltd.                                 11,669
            48,740  Hyundai Department Store Co. Ltd.                      5,502
            26,718  Hyundai Heavy Industries Co., Ltd.                    10,528
           444,800  LG Dacom Corp.                                        11,606
           319,600  LIG Non-Life Insurance Co., Ltd.                       8,815
            30,990  MegaStudy Co., Ltd.                                    7,030
           121,713  Modetour Network Inc.                                  7,324
            24,777  NHN Corp.(1)                                           4,776
            24,522  POSCO                                                 14,990
            31,104  Samsung Electronics                                   19,577

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           191,511  Shinhan Financial Group Co., Ltd.                     11,666
            13,360  Shinsegae Co. Ltd.                                     8,821
                                                                 ---------------
                                                                         135,987
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 11.4%
         4,899,409  Asia Cement Corp.                                      6,874
         6,255,663  China Steel Corp.                                      8,493
         2,340,000  Hon Hai Precision
                    Industry Co., Ltd.                                    17,373
           818,800  MediaTek Inc.                                         13,894
         2,454,781  Merry Electronics Co. Ltd.                             8,331
         1,975,050  Realtek Semiconductor Corp.                            9,666
           626,750  Richtek Technology Corp.                               6,875
        11,628,029  Shin Kong Financial
                    Holding Co. Ltd.                                      11,311
         5,142,000  U-Ming Marine Transport Corp.(1)                      15,301
         6,581,979  Wistron Corp.                                         11,967
                                                                 ---------------
                                                                         110,085
                                                                 ---------------
TURKEY - 2.2%
           966,340  Turk Hava Yollari Anonim Ortakligi(1)                  6,721
         2,308,895  Turkiye Garanti Bankasi AS                            14,819
                                                                 ---------------
                                                                          21,540
                                                                 ---------------
TOTAL COMMON STOCKS                                                      941,483
(Cost $711,754)                                                  ---------------

PREFERRED STOCKS - 0.4%
BRAZIL - 0.4%
           116,528  Cia Brasileira de Distribuicao
                    Grupo Pao de Acucar ADR(2)                             3,744
(Cost $3,906)                                                    ---------------

TEMPORARY CASH INVESTMENTS - 2.6%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 4.125%, 8/15/08, valued at $25,392),
in a joint trading account at 4.80%,
dated 8/31/07, due 9/4/07
(Delivery value $24,913)                                                  24,900
(Cost $24,900)                                                   ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 6.1%
Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.30%, dated 8/31/07, due 9/4/07
(Delivery value $59,394)                                                  59,359
(Cost $59,359)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 106.1%                                   1,029,486
                                                                 ---------------
(Cost $799,919)

OTHER ASSETS AND LIABILITIES - (6.1)%                                   (58,846)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     970,640
                                                                 ===============

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 18.0%
Consumer Discretionary                                                     14.7%
Materials                                                                  13.3%
Information Technology                                                     12.1%
Industrials                                                                11.9%
Telecommunication Services                                                  9.3%
Energy                                                                      9.1%
Consumer Staples                                                            6.3%
Utilities                                                                   2.3%
Health Care                                                                 0.4%
Cash and Equivalents(+)                                                     2.6%

(+) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of August 31, 2007. The aggregate value of securities on loan at August 31, 2007, was $60,308 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of August 31, 2007, securities with an aggregate value of 20,697 (in thousands), which represented 2.1% of total net assets were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $  799,934
                                                                 ===============
Gross tax appreciation of investments                                $  242,504
Gross tax depreciation of investments                                   (12,952)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  229,552
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL VALUE FUND
AUGUST 31, 2007

[american century investments logo and text logo]

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.5%
AUSTRALIA - 1.8%
            48,280  Alumina Ltd.                                   $         274
             4,630  Australia & New Zealand
                    Banking Group Ltd.                                       110
            26,912  National Australia Bank Ltd.                             878
                                                                 ---------------
                                                                           1,262
                                                                 ---------------
BELGIUM - 0.3%
            11,400  AGFA-Gevaert N.V.                                        238
                                                                 ---------------
BERMUDA - 1.5%
            11,760  Ace, Ltd.                                                679
             4,700  XL Capital Ltd. Cl A                                     358
                                                                 ---------------
                                                                           1,037
                                                                 ---------------
CANADA - 2.5%
             5,740  Alcan Inc.                                               568
            20,358  BCE Inc.                                                 779
            49,300  Domtar Corp.(1)                                          394
                                                                 ---------------
                                                                           1,741
                                                                 ---------------
DENMARK - 1.6%
            16,564  Vestas Wind Systems AS(1)                              1,121
                                                                 ---------------
FINLAND - 1.5%
            34,110  Stora Enso Oyj R Shares                                  608
            20,660  UPM-Kymmene Oyj                                          468
                                                                 ---------------
                                                                           1,076
                                                                 ---------------
FRANCE - 8.4%
             4,160  Accor SA                                                 357
            24,219  AXA SA                                                   971
             8,110  Compagnie Generale des
                    Etablissements Michelin Cl B                           1,022
             6,680  Electricite de France                                    675
            21,700  France Telecom SA                                        655
             8,483  Sanofi-Aventis                                           693
            12,420  Suez SA                                                  706
            15,920  Thomson                                                  261
             3,880  Total SA                                                 292
             5,032  Valeo SA                                                 244
                                                                 ---------------
                                                                           5,876
                                                                 ---------------
GERMANY - 6.8%
             4,310  BASF AG                                                  570
            15,080  Bayerische Motoren Werke AG                              917
            30,710  Deutsche Post AG                                         893
             6,950  E.On AG                                                1,166
            25,810  Infineon Technologies AG(1)                              402

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
             6,300  Siemens AG ADR                                           789
                                                                 ---------------
                                                                           4,737
                                                                 ---------------
HONG KONG - 3.0%
            54,300  Cheung Kong Holdings Ltd.                                799
               948  CK Life Sciences International
                    Holdings Inc.(1)                                           0
            56,900  Hutchison Whampoa Ltd.                                   566
            40,500  Swire Pacific Ltd. A Shares                              448
           146,000  Swire Pacific Ltd. B Shares                              321
                                                                 ---------------
                                                                           2,134
                                                                 ---------------
ISRAEL - 0.7%
            19,490  Check Point Software
                    Technologies Ltd.(1)                                     457
                                                                 ---------------
ITALY - 2.0%
            21,370  ENI SpA                                                  739
            26,230  Mediaset SpA                                             278
            42,150  UniCredito Italiano SpA                                  361
                                                                 ---------------
                                                                           1,378
                                                                 ---------------
JAPAN - 9.0%
             8,200  FUJIFILM Holdings Corp.                                  357
            62,400  Hitachi Ltd.                                             403
             6,600  Mabuchi Motor Co. Ltd.                                   430
                22  Mitsubishi UFJ Financial
                    Group, Inc.                                              211
             9,000  Mitsubishi UFJ Financial
                    Group, Inc. ADR                                           86
             3,400  Nintendo Co., Ltd.                                     1,576
               101  Nippon Telegraph &
                    Telephone Corp.                                          469
            17,600  Nomura Holdings, Inc.                                    312
            11,900  Olympus Corp.                                            508
             4,800  Ono Pharmaceutical Co Ltd.                               248
            32,600  Sompo Japan Insurance Inc.                               364
            12,300  Sony Corp.                                               592
            10,600  Takeda Pharmaceutical Co Ltd.                            724
               300  Toshiba Corp.                                              3
                                                                 ---------------
                                                                           6,283
                                                                 ---------------
MEXICO - 1.1%
            22,820  Telefonos de Mexico,
                    SAB de CV ADR                                            806
                                                                 ---------------
NETHERLANDS - 6.9%
             4,410  Akzo Nobel N.V.                                          347
            27,040  ING Groep N.V. CVA                                     1,088
            23,417  Koninklijke Philips Electronics N.V.                     922
            33,730  Reed Elsevier N.V.                                       609
            21,145  Royal Dutch Shell plc B Shares                           825
            23,440  SBM Offshore N.V.                                        878
             5,240  Wolters Kluwer N.V.                                      153
                                                                 ---------------
                                                                           4,822
                                                                 ---------------
NORWAY - 2.1%
            23,899  Norske Skogindustrier ASA                                291

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
            62,970  Telenor ASA                                            1,163
                                                                 ---------------
                                                                           1,454
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 3.3%
           298,500  China Shenhua Energy Co. Ltd.
                    Cl H                                                   1,294
           824,000  China Telecom Corp. Ltd. H Shares                        474
           850,000  Shanghai Electric Group Corp.
                    Cl H                                                     544
                                                                 ---------------
                                                                           2,312
                                                                 ---------------
PORTUGAL - 0.6%
            32,950  Portugal Telecom SGPS SA                                 452
                                                                 ---------------
SINGAPORE - 1.1%
            61,500  DBS Group Holdings Ltd.                                  806
                                                                 ---------------
SOUTH KOREA - 5.3%
            10,360  Hyundai Motor Company                                    768
             6,890  Kookmin Bank                                             556
            13,780  Korea Electric Power Corp.                               615
            19,660  KT Corp. ADR                                             469
             1,370  Samsung Electronics                                      862
            16,530  SK Telecom Co. Ltd. ADR                                  452
                                                                 ---------------
                                                                           3,722
                                                                 ---------------
SPAIN - 4.5%
            41,710  Banco Santander Central
                    Hispano SA                                               762
             6,920  Iberdrola SA                                             384
            27,430  Repsol YPF, SA                                           990
            13,460  Telefonica SA ADR                                      1,005
                                                                 ---------------
                                                                           3,141
                                                                 ---------------
SWEDEN - 3.0%
            50,980  Atlas Copco AB A Shares                                  846
            12,900  Nordea Bank AB                                           196
            47,630  Nordea Bank AB FDR                                       725
            18,570  Securitas AB B Shares                                    245
            18,570  Securitas Direct AB B Shares(1)                           53
            18,570  Securitas Systems AB B Shares                             65
                                                                 ---------------
                                                                           2,130
                                                                 ---------------
SWITZERLAND - 4.1%
             2,030  Nestle SA                                                883
            16,660  Novartis AG                                              879
             9,307  Swiss Reinsurance                                        784
             6,520  UBS AG                                                   340
                                                                 ---------------
                                                                           2,886
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.9%
           676,000  Chinatrust Financial Holding Co.(1)                      508
            16,044  Chunghwa Telecom Co. Ltd. ADR                            281
           302,082  Compal Electronics Inc.                                  336

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           147,722  Lite-On Technology Corp.                                 233
                                                                 ---------------
                                                                           1,358
                                                                 ---------------
UNITED KINGDOM - 21.5%
            23,810  Aviva plc                                                340
            92,850  BAE Systems plc                                          866
            54,390  BP plc                                                   611
            65,150  British Airways plc(1)                                   557
            63,150  British Sky Broadcasting
                    Group plc                                                861
            30,150  Burberry Group plc                                       371
            56,630  Cadbury Schweppes plc                                    669
            76,750  Compass Group plc                                        503
            45,210  GKN plc                                                  335
            18,940  GlaxoSmithKline plc                                      495
            58,200  HSBC Holdings plc                                      1,043
           145,040  Kingfisher plc                                           611
            32,590  Lloyds TSB Group plc                                     358
            35,602  National Grid plc                                        533
           195,070  Old Mutual plc                                           628
            40,140  Pearson plc                                              603
           139,260  Rentokil Initial plc                                     486
            99,630  Rolls-Royce Group plc                                  1,027
            74,010  Royal Bank of Scotland Group plc                         857
            17,610  Shire plc                                                459
            16,746  Smiths Group plc                                         333
            19,350  Standard Chartered plc                                   597
            18,085  Unilever plc                                             570
           230,903  Vodafone Group plc                                       744
            61,640  Yell Group plc                                           561
                                                                 ---------------
                                                                          15,018
                                                                 ---------------
TOTAL COMMON STOCKS                                                       66,247
(Cost $40,883)                                                   ---------------

PREFERRED STOCKS - 1.7%
BRAZIL - 1.7%
            20,860  Comphania Vale do Rio Doce ADR                           871
             7,470  Empresa Brasiliera de Aeronautica
                    SA ADR                                                   337
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                     1,208
(Cost $302)                                                      ---------------

TEMPORARY CASH INVESTMENTS - 3.9%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations,  3.75%, 5/15/08,valued
at $2,754), in a joint trading account
at 5.05%, dated 8/31/07, due 9/4/07
(Delivery value $2,702)                                                    2,700
(Cost $2,700)
                                                                 ---------------

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.1%                                      70,155
(Cost $43,885)
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - (0.1)%                                       (38)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $      70,117
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 22.1%
Consumer Discretionary                                                     14.8%
Industrials                                                                12.4%
Telecommunication Services                                                 11.1%
Energy                                                                      8.0%
Information Technology                                                      6.7%
Materials                                                                   6.2%
Health Care                                                                 6.1%
Utilities                                                                   5.8%
Consumer Staples                                                            3.0%
Cash and cash equivalents(+)                                                3.8%

(+) Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
FDR = Finnish Depository Receipt
(1) Non-income producing.

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $    43,885
                                                                 ===============
 Gross tax appreciation of investments                              $    27,020
Gross tax depreciation of investments                                      (750)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $    26,270
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL STOCK FUND
AUGUST 31, 2007

[american century investments logo and text logo]

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 101.2%
AUSTRALIA - 4.7%
            69,063  BHP Billiton Ltd.(1)                           $       2,168
            16,061  CSL Ltd.                                               1,289
            20,324  National Australia Bank Ltd.                             663
            55,149  QBE Insurance Group Ltd.                               1,571
             8,329  Rio Tinto Ltd.(1)                                        637
                                                                 ---------------
                                                                           6,328
                                                                 ---------------
AUSTRIA - 0.6%
            11,400  Erste Bank der Oesterreichischen
                    Sparkassen AG                                            826
                                                                 ---------------
BELGIUM - 1.9%
             9,899  KBC Groupe(1)                                          1,241
             5,896  Umicore                                                1,350
                                                                 ---------------
                                                                           2,591
                                                                 ---------------
BRAZIL - 0.5%
            48,100  Redecard SA(2)                                           735
                                                                 ---------------
CANADA - 2.7%
             5,802  EnCana Corp.(1)                                          339
            11,310  Research In Motion Ltd.(2)                               966
            25,015  Rogers Communications Inc. Cl B                        1,138
            25,202  Shoppers Drug Mart Corporation                         1,272
                                                                 ---------------
                                                                           3,715
                                                                 ---------------
CZECH REPUBLIC - 0.8%
            21,027  CEZ AS                                                 1,115
                                                                 ---------------
DENMARK - 1.8%
            12,578  Novo Nordisk AS Cl B                                   1,399
            14,481  Vestas Wind Systems AS(2)                                980
                                                                 ---------------
                                                                           2,379
                                                                 ---------------
FINLAND - 2.4%
            24,825  Metso Oyj                                              1,590
            49,763  Nokia Oyj                                              1,639
                                                                 ---------------
                                                                           3,229
                                                                 ---------------
FRANCE - 8.2%
             6,843  Accor SA                                                 588
             6,565  ALSTOM Co.                                             1,187
            39,320  AXA SA                                                 1,575
            18,742  Groupe Danone(1)                                       1,428
             5,576  PPR SA                                                   965
             9,405  Schneider Electric SA                                  1,248
             6,077  Societe Generale                                         980

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
            17,627  Suez SA                                                1,003
            28,217  Total SA                                               2,124
                                                                 ---------------
                                                                          11,098
                                                                 ---------------
GERMANY - 11.2%
            15,279  adidas AG                                                898
             7,165  Allianz SE                                             1,536
            14,952  Arcandor AG(2)                                           407
            11,846  BASF AG                                                1,568
             9,675  Continental AG                                         1,258
             4,868  DaimlerChrysler AG                                       432
            13,229  Deutsche Boerse AG                                     1,460
            28,086  Fresenius Medical Care
                    AG & Co. KGaA                                          1,380
            43,339  GEA Group AG(2)                                        1,400
             9,721  Hochtief AG                                              975
             3,423  Linde AG                                                 402
            12,800  Q-Cells AG(1)(2)                                       1,134
            20,528  SAP AG                                                 1,106
             9,835  Siemens AG                                             1,235
                                                                 ---------------
                                                                          15,191
                                                                 ---------------
GREECE - 1.9%
            14,123  Hellenic Telecommunications
                    Organization SA                                          462
            35,980  National Bank of Greece SA                             2,140
                                                                 ---------------
                                                                           2,602
                                                                 ---------------
HONG KONG - 1.1%
            99,000  Esprit Holdings Ltd.                                   1,441
                                                                 ---------------
IRELAND - 1.2%
            49,909  Anglo Irish Bank Corp. plc                               932
            24,186  Kingspan Group plc                                       626
                                                                 ---------------
                                                                           1,558
                                                                 ---------------
ITALY - 4.3%
            17,304  Bulgari SpA                                              243
            38,154  ENI SpA                                                1,319
            29,741  Fiat SpA                                                 790
            23,253  Finmeccanica SpA                                         682
            26,650  Luxottica Group SpA(1)                                   910
            50,724  Saipem SpA                                             1,900
                                                                 ---------------
                                                                           5,844
                                                                 ---------------
JAPAN - 18.7%
            17,500  AEON Mall Co., Ltd.                                      527
            30,200  Canon, Inc.                                            1,726
            29,300  Daikin Industries Ltd.                                 1,316
             7,400  Daito Trust
                    Construction Co., Ltd.(1)                                349
                55  East Japan Railway Company                               438
             8,900  Fanuc Ltd.                                               866
            18,200  Ibiden Co. Ltd.                                        1,547
            32,260  iShares MSCI Japan Index Fund                            454
            80,000  Isuzu Motors Ltd.                                        435

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
               131  Japan Tobacco Inc.                                       727
            17,700  JTEKT Corp.                                              281
            24,000  Kuraray Co. Ltd.                                         315
            17,600  Makita Corp.(1)                                          681
           150,000  Marubeni Corp.                                         1,224
            53,000  Mitsubishi Electric Corp.                                623
             5,400  Nintendo Co., Ltd.                                     2,503
            95,000  Nippon Yusen Kabushiki Kaisha(1)                         939
            15,450  Nitori Co. Ltd.                                          804
             3,340  ORIX Corp.                                               715
            90,000  Osaka Gas Co. Ltd.                                       334
            52,000  Sharp Corp.(1)                                           905
           114,000  Sumitomo Heavy Industries Ltd.                         1,276
           260,000  Sumitomo Metal Industries Ltd.                         1,318
                71  Sumitomo Mitsui Financial
                    Group Inc.                                               561
            39,000  Sumitomo Realty &
                    Development Co. Ltd.                                   1,277
           112,000  Taisei Corp.(1)                                          358
             9,200  Terumo Corp.                                             432
            60,000  Tokyo Tatemono Co. Ltd.(1)                               793
            26,400  Toyota Motor Corp.                                     1,542
                                                                 ---------------
                                                                          25,266
                                                                 ---------------
MEXICO - 1.4%
            31,154  America Movil, SAB de CV ADR                           1,883
                                                                 ---------------
NETHERLANDS - 2.6%
            12,084  ASML Holding N.V.(2)                                     358
            34,431  Heineken N.V.(1)                                       2,181
            19,151  Koninklijke BAM Groep N.V.                               519
             6,337  Royal Numico N.V.                                        466
                                                                 ---------------
                                                                           3,524
                                                                 ---------------
NORWAY - 1.3%
            34,078  Aker Kvaerner ASA                                        857
            31,594  Statoil ASA                                              911
                                                                 ---------------
                                                                           1,768
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.6%
           212,500  China Merchants Bank Co. Ltd.
                    Cl H                                                     798
                                                                 ---------------
SINGAPORE - 1.5%
           195,000  Keppel Corp. Ltd.                                      1,636
            60,000  Oversea-Chinese Banking Corp.                            336
                                                                 ---------------
                                                                           1,972
                                                                 ---------------
SOUTH AFRICA - 0.7%
            17,015  Anglo American plc                                       976
                                                                 ---------------
SOUTH KOREA - 0.2%
               415  Samsung Electronics                                      261
                                                                 ---------------

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
SPAIN - 2.8%
            83,645  Banco Bilbao Vizcaya
                    Argentaria SA                                          1,925
            30,888  Inditex SA                                             1,812
                                                                 ---------------
                                                                           3,737
                                                                 ---------------
SWEDEN - 1.4%
            22,366  Swedbank AB Cl A(1)                                      731
           331,953  Telefonaktiebolaget LM
                    Ericsson Cl B                                          1,232
                                                                 ---------------
                                                                           1,963
                                                                 ---------------
SWITZERLAND - 11.4%
            69,914  ABB Ltd.                                               1,719
             7,568  Actelion Ltd.(2)                                         420
             7,498  Adecco SA                                                489
            24,338  Compagnie Financiere Richemont
                    SA Cl A                                                1,507
            22,658  Credit Suisse Group                                    1,481
            15,607  Holcim Ltd.                                            1,687
            31,277  Julius Baer Holding AG                                 2,071
             4,073  Nestle SA                                              1,772
            16,480  Novartis AG                                              870
            11,192  Roche Holding AG                                       1,946
             4,705  Syngenta AG                                              881
            10,273  UBS AG                                                   536
                                                                 ---------------
                                                                          15,379
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.1%
           196,320  Hon Hai Precision
                    Industry Co., Ltd.                                     1,458
                                                                 ---------------
TURKEY - 0.3%
            53,122  Turkiye Halk Bankasi AS(2)                               357
                                                                 ---------------
UNITED KINGDOM - 13.9%
            33,999  Aggreko plc                                              367
            70,980  Barclays plc                                             878
           111,955  BG Group plc                                           1,793
            15,422  British American Tobacco plc                             512
            45,334  British Sky Broadcasting
                    Group plc                                                618
            86,975  BT Group plc                                             554
           139,518  Burberry Group plc                                     1,718
            74,542  Capita Group plc                                       1,128
            67,697  Carphone Warehouse Group plc                             466
            31,553  easyJet plc(2)                                           367
            39,416  GlaxoSmithKline plc                                    1,029
            79,223  HSBC Holdings plc                                      1,434
           131,356  International Power plc                                1,071
            98,253  Man Group plc                                            978
            29,033  Reckitt Benckiser plc                                  1,580
            82,740  Royal Bank of Scotland Group plc                         959

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           203,740  Tesco plc                                              1,746
           483,686  Vodafone Group plc                                     1,559
                                                                 ---------------
                                                                          18,757
                                                                 ---------------
TOTAL COMMON STOCKS                                                      136,751
(Cost $115,814)                                                  ---------------

PREFERRED STOCKS - 0.3%
GERMANY - 0.3%
             8,280  Henkel KGaA(1)                                           427
(Cost $438)                                                      ---------------

TEMPORARY CASH INVESTMENTS - 0.8%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.75%, 5/15/08,
valued at $1,122), in a joint trading account
at 5.05%, dated 8/31/07, due 9/4/07
(Delivery value $1,101)                                                    1,100
(Cost $1,100)                                                    ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 8.5%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.30%, dated 8/31/07,
due 9/4/07 (Delivery value $11,474)                                       11,467
(Cost $11,467)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 110.8%                                     149,745
                                                                 ---------------
(Cost $128,819)

OTHER ASSETS AND LIABILITIES - (10.8)%                                  (14,627)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     135,118
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 21.7%
Industrials                                                                18.2%
Consumer Discretionary                                                     13.9%
Information Technology                                                     10.0%
Consumer Staples                                                            8.9%
Materials                                                                   8.4%
Energy                                                                      6.9%
Health Care                                                                 6.5%
Telecommunication Services                                                  4.1%
Utilities                                                                   2.6%
Diversified                                                                 0.3%
Cash and Equivalents(+)                                                   (1.5)%

(+) Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
MSCI = Morgan Stanley Capital International
(1) Security, or a portion thereof, was on loan as of August 31, 2007. The aggregate value of securities on loan at August 31, 2007, was $10,994 (in thousands).
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 129,054
                                                                 ===============
Gross tax appreciation of investments                                 $  22,124
Gross tax depreciation of investments                                    (1,433)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                    $  20,691
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL DISCOVERY FUND
AUGUST 31, 2007

[american century investments logo and text logo]

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
AUSTRALIA - 10.0%
         1,069,800  Babcock & Brown Ltd.                           $      20,686
        22,421,700  Boart Longyear Group,(1)                              40,497
         1,949,300  Challenger Financial Services
                    Group Ltd.                                             8,666
           597,900  CSL Ltd.                                              47,985
         5,787,600  Oxiana Ltd.                                           15,703
           885,000  Transfield Services Ltd.                               9,496
         1,027,500  Transpacific Industries Group Ltd.                     9,170
           666,100  WorleyParsons Ltd.                                    21,012
                                                                 ---------------
                                                                         173,215
                                                                 ---------------
AUSTRIA - 1.8%
           224,700  Andritz AG                                            14,546
           233,300  Wienerberger AG                                       16,649
                                                                 ---------------
                                                                          31,195
                                                                 ---------------
BELGIUM - 1.5%
           115,403  Umicore                                               26,433
                                                                 ---------------
CANADA - 7.5%
           360,700  Agrium Inc.                                           16,426
         2,029,100  CAE Inc.                                              26,254
           319,800  Finning International Inc.                             9,352
           895,700  Gildan Activewear Inc.(1)                             29,079
         1,358,040  Ivanhoe Mines Ltd.(1)                                 15,255
           543,000  Petrobank Energy &
                    Resources Ltd.(1)                                     16,075
           359,700  Silver Wheaton Corp.(1)                                4,095
           794,800  Sino-Forest Corp.(1)                                  13,561
                                                                 ---------------
                                                                         130,097
                                                                 ---------------
DENMARK - 1.7%
           310,900  FLSmidth & Co. AS                                     29,342
                                                                 ---------------
EGYPT - 0.5%
           840,700  Orascom Hotels & Development                           8,933
                                                                 ---------------
FINLAND - 1.5%
           665,500  Nokian Renkaat Oyj                                    23,396
            47,809  Outotec OYJ                                            2,743
                                                                 ---------------
                                                                          26,139
                                                                 ---------------
FRANCE - 5.1%
           196,500  Bourbon SA                                            12,922
           218,700  Neopost SA                                            33,462
           263,800  Nexans SA                                             42,660
                                                                 ---------------
                                                                          89,044
                                                                 ---------------
GERMANY - 6.9%
           550,117  Deutz AG(1)                                            6,454
           166,000  GEA Group AG(1)                                        5,361

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
           111,400  K+S AG                                                15,998
           148,100  Kloeckner & Co. AG                                     9,035
           200,000  Praktiker Bau-und
                    Heimwerkermaerkte AG                                   8,399
           938,600  Premiere AG(1)                                        20,386
           174,700  SGL Carbon AG(1)                                       8,370
           294,000  SolarWorld AG                                         14,501
           917,000  United Internet AG                                    17,593
           469,300  Wacker Construction
                    Equipment AG(1)                                       14,196
                                                                 ---------------
                                                                         120,293
                                                                 ---------------
HONG KONG - 1.7%
        14,243,000  C C Land Holdings Ltd.                                15,726
         3,308,000  Melco International
                    Development Ltd.                                       5,065
         7,732,000  Synear Food Holdings Ltd.(1)                           8,310
                                                                 ---------------
                                                                          20,791
                                                                 ---------------
INDIA - 0.5%
           290,300  ABB India Ltd.                                         8,030
                                                                 ---------------
IRELAND - 2.1%
           227,200  ICON plc ADR(1)                                       10,378
           982,200  Kingspan Group plc                                    25,429
                                                                 ---------------
                                                                          35,807
                                                                 ---------------
ITALY - 2.1%
           903,700  Geox SpA                                              16,464
           798,600  Prysmian SpA(1)                                       19,859
                                                                 ---------------
                                                                          36,323
                                                                 ---------------
JAPAN - 12.4%
         2,125,000  Japan Steel Works Ltd. (The)                          31,484
         1,624,000  Kuraray Co. Ltd.                                      21,341
           385,700  Makita Corp.                                          14,919
         1,162,300  Mitsumi Electric Co., Ltd.                            43,754
         1,389,000  NGK Insulators Ltd.                                   45,933
             1,300  Osaka Securities
                    Exchange Co. Ltd.                                      4,939
           767,600  SHINKO ELECTRIC
                    INDUSTRIES CO., LTD.                                  17,000
           705,000  Tadano Ltd.                                            9,039
           756,000  Taiyo Yuden Co. Ltd.                                  15,143
           126,400  Toyo Tanso Co. Ltd.                                   12,103
                                                                 ---------------
                                                                         215,655
                                                                 ---------------
LUXEMBOURG - 2.1%
           430,700  Millicom International
                    Cellular SA(1)(2)                                     36,321
                                                                 ---------------
MEXICO - 1.3%
           450,300  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                         22,727
                                                                 ---------------
NETHERLANDS - 3.6%
           267,600  Fugro N.V. CVA                                        18,596

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
         1,009,400  Koninklijke BAM Groep N.V.                            27,343
           290,300  Koninklijke Vopak N.V.                                17,009
                                                                 ---------------
                                                                          62,948
                                                                 ---------------
NORWAY - 0.9%
           847,700  SeaDrill Ltd.(1)                                      15,784
                                                                 ---------------
PANAMA - 0.3%
           106,900  Copa Holdings SA Cl A                                  5,181
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 4.4%
        13,416,901  Agile Property Holdings Ltd.                          24,432
         2,404,000  Dongfang Electrical
                    Machinery Co. Ltd. H Shares                           16,154
           659,600  Focus Media Holding Ltd.
                    ADR(1)(2)                                             26,562
           239,600  Mindray Medical
                    International Ltd. ADR(2)                              8,503
                                                                 ---------------
                                                                          75,651
                                                                 ---------------
SINGAPORE - 2.7%
         2,863,000  Neptune Orient Lines Ltd.                              9,193
        17,993,600  Noble Group Ltd.                                      19,692
         8,437,000  Yanlord Land Group Ltd.                               17,471
                                                                 ---------------
                                                                          46,356
                                                                 ---------------
SOUTH AFRICA - 1.3%
           342,700  Aquarius Platinum Ltd.                                10,505
           865,734  Exxaro Resources Ltd.                                  8,827
           372,597  Murray & Roberts Holdings Ltd.                         3,932
                                                                 ---------------
                                                                          23,264
                                                                 ---------------
SOUTH KOREA - 2.9%
           407,000  Hyundai Steel Co.                                     32,508
           116,300  SODIFF Advanced
                    Materials Co. Ltd.                                     6,403
         7,244,000  STX Pan Ocean Co. Ltd.                                11,061
                                                                 ---------------
                                                                          49,972
                                                                 ---------------
SPAIN - 1.7%
           448,000  Tecnicas Reunidas SA                                  29,277
                                                                 ---------------
SWEDEN - 2.1%
         1,000,500  Hexagon AB Cl B                                       20,272
           586,400  Lindab International AB                               16,153
                                                                 ---------------
                                                                          36,425
                                                                 ---------------
SWITZERLAND - 4.1%
            64,000  Basilea Pharmaceutica AG(1)                           13,934
             6,300  Lindt & Spruengli AG                                  19,099
           234,200  Lonza Group AG                                        22,975

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
             7,300  Sika AG                                               14,715
                                                                 ---------------
                                                                          70,723
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 3.2%
         1,770,933  Catcher Technology Co. Ltd.(1)                        14,167
         5,334,060  Coretronic Corp.                                       7,839
        67,518,000  HannStar Display Corp.(1)                             18,190
         2,959,950  Realtek Semiconductor Corp.                           14,486
                                                                 ---------------
                                                                          54,682
                                                                 ---------------
TURKEY - 0.3%
           861,001  Asya Katilim Bankasi AS(1)                             5,625
                                                                 ---------------
UNITED KINGDOM - 12.6%
           668,100  Aggreko plc                                            7,215
           866,086  AVEVA Group plc                                       16,217
         2,824,800  Carphone Warehouse Group plc                          19,425
         1,151,100  Croda International plc                               15,321
           211,573  Expro International Group plc                          4,309
         1,456,317  Ferrexpo plc(1)                                        5,550
         3,176,000  IG Group Holdings plc                                 20,062
         1,293,900  Intertek Group plc                                    25,622
         2,634,100  Michael Page International plc                        25,483
           423,700  Punch Taverns plc                                      9,390
           497,938  Rotork plc                                            10,111
         2,459,200  Serco Group plc                                       20,940
           534,200  SIG plc                                               13,789
         1,301,400  VT Group plc                                          15,037
           375,400  WS Atkins plc                                          8,092
                                                                 ---------------
                                                                         216,563
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,711,106
(Cost $1,308,145)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.3%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations, 3.75%, 5/15/08,valued
at $22,340), in a joint trading account at
5.05%, dated 8/31/07, due 9/4/07
(Delivery value $21,912)                                                  21,900
(Cost $21,900)                                                   ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 2.3%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.30%, dated 8/31/07,
due 9/4/07 (Delivery value $40,530)                                       40,506
(Cost $40,506)                                                   ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.4%                                   1,773,512
(Cost $1,370,551)                                                ---------------

OTHER ASSETS AND LIABILITIES - (2.4)%                                   (40,993)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,732,519
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Industrials                                                                42.1%
Materials                                                                  14.2%
Information Technology                                                     12.0%
Consumer Discretionary                                                     11.1%
Financials                                                                  5.9%
Energy                                                                      5.1%
Health Care                                                                 4.7%
Telecommunication Services                                                  2.1%
Consumer Staples                                                            1.6%
Cash and cash equivalents(+)                                                1.2%

(+) Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of August 31, 2007. The aggregate value of securities on loan at August 31, 2007, was $40,123 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  1,375,662
                                                                 ===============
Gross tax appreciation of investments                              $    418,336
Gross tax depreciation of investments                                   (20,486)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    397,850
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL OPPORTUNITIES FUND
AUGUST 31, 2007

[american century investments logo and text logo]

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.1%
AUSTRALIA - 1.6%
           462,253  Arrow Energy NL(1)(2)                          $       1,001
           126,432  Bradken Ltd.                                           1,091
           423,744  HFA Holdings Ltd.(2)                                     686
           147,357  Reverse Corp. Ltd.                                       526
                                                                 ---------------
                                                                           3,304
                                                                 ---------------
BRAZIL - 1.1%
           120,800  Drogasil SA(1)                                           924
            54,386  Dufry South America Ltd. BDR(1)                        1,339
                                                                 ---------------
                                                                           2,263
                                                                 ---------------
CANADA - 4.1%
           664,400  Bayou Bend Petroleum Ltd.(1)                             737
            67,919  Canadian Western Bank                                  1,671
            78,102  Forzani Group Ltd. (The) Cl A(1)                       1,555
            57,991  Major Drilling Group
                    International Inc.(1)                                  2,417
            73,124  Petrobank Energy &
                    Resources Ltd.(1)                                      2,165
                                                                 ---------------
                                                                           8,545
                                                                 ---------------
DENMARK - 1.9%
            26,145  East Asiatic Co. Ltd. AS (The)                         1,762
            96,445  TK Development AS(1)(2)                                2,152
                                                                 ---------------
                                                                           3,914
                                                                 ---------------
FRANCE - 5.1%
            20,804  Kaufman & Broad SA                                     1,422
            17,118  Meetic(1)                                                646
            28,392  Nexans SA                                              4,591
            34,881  Sechilienne-Sidec                                      2,558
            28,020  SeLoger.com(1)                                         1,405
                                                                 ---------------
                                                                          10,622
                                                                 ---------------
GERMANY - 8.9%
             8,215  Bauer AG                                                 618
           127,719  D+S europe AG(1)(2)                                    2,481
            41,513  Gerry Weber International AG                           1,302
           105,522  Kontron AG                                             2,163
            34,215  Leoni AG                                               1,794
            44,593  Software AG                                            4,445
             6,573  Solon AG Fuer(1)                                         532
            28,137  Vossloh AG                                             3,036
           176,459  Wire Card AG(1)                                        2,440
                                                                 ---------------
                                                                          18,811
                                                                 ---------------
GREECE - 1.7%
            57,191  Hellenic Exchanges SA                                  1,571
           111,683  Michaniki SA                                             989
            70,530  Sprider Stores SA                                      1,009
                                                                 ---------------
                                                                           3,569
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
HONG KONG - 6.2%
         1,530,000  Huabao International Holdings Ltd.                     1,332
         1,248,500  Neo-Neon Holdings Ltd.(1)(2)                           2,440
           862,000  Peace Mark Holdings Ltd.                               1,282
        15,100,000  REXCAPITAL Financial
                    Holdings Ltd.(1)                                       2,091
         2,330,000  Singamas Container Holdings Ltd.                       1,443
         4,160,000  Teem Foundation Group Ltd.                             1,773
           143,000  Vtech Holdings Ltd.                                    1,082
         1,444,000  Xinyi Glass Holdings Co. Ltd.                          1,587
                                                                 ---------------
                                                                          13,030
                                                                 ---------------
INDIA - 0.7%
           470,077  NIIT Ltd.                                              1,450
                                                                 ---------------
INDONESIA - 1.4%
         7,027,600  PT Bakrie Sumatera
                    Plantations Tbk                                        1,070
         4,649,000  PT Sumalindo Lestari Jaya Tbk(1)                       1,832
                                                                 ---------------
                                                                           2,902
                                                                 ---------------
IRELAND - 0.7%
           224,452  Greencore Group plc                                    1,407
                                                                 ---------------
ITALY - 3.2%
           142,825  Ansaldo STS SpA(1)                                     1,942
            69,135  Azimut Holding SpA(2)                                  1,053
             2,590  Digital Multimedia
                    Technologies SpA(1)                                      195
            93,787  MARR SpA                                                 969
           314,185  Polynt SpA                                             1,331
           126,333  SNAI SpA(1)                                            1,251
                                                                 ---------------
                                                                           6,741
                                                                 ---------------
JAPAN - 12.2%
            29,900  Advan Co., Ltd.(2)                                       264
           147,700  Capcom Co. Ltd.(2)                                     3,175
           190,200  Hosiden Corp.(2)                                       2,738
               149  MID REIT, Inc.                                           718
           243,000  Nichias Corp.                                          2,552
           259,000  Nippon Chemi-Con Corp.(2)                              2,563
               170  Nippon Commercial
                    Investment Corp.                                         665
           316,000  Nippon Synthetic Chemical
                    Industry Co., Ltd. (The)                               1,872
           150,600  Shinko Plantech Co. Ltd.                               1,904
           174,000  Takasago Thermal
                    Engineering Co. Ltd.(2)                                1,783
            46,500  Tamron Co. Ltd.                                        1,546
           304,000  Tokai Carbon Co. Ltd.(2)                               3,512
            25,872  Toyo Tanso Co. Ltd.(2)                                 2,477
                                                                 ---------------
                                                                          25,769
                                                                 ---------------
MALAYSIA - 1.0%
         2,013,000  Malaysian Plantations Bhd(1)                           1,649
         1,140,500  Tradewinds Corp. Bhd(1)                                  463
                                                                 ---------------
                                                                           2,112
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
MEXICO - 0.3%
           335,673  Sare Holding, SAB de CV
                    Cl B(1)(2)                                               563
                                                                 ---------------
NETHERLANDS - 7.1%
            27,185  Arcadis N.V.                                           2,179
            70,691  Draka Holding(2)                                       3,454
            36,718  Imtech N.V.(2)                                         3,230
            36,452  Sligro Food Group N.V.                                 1,687
            19,800  TKH Group N.V. CVA                                       514
           168,799  Wavin N.V.                                             3,959
                                                                 ---------------
                                                                          15,023
                                                                 ---------------
NORWAY - 3.3%
            46,130  Acta Holding ASA                                         225
           381,527  Deep Sea Supply plc                                    1,742
            65,435  Ementor ASA(1)                                           545
           109,305  Golden Ocean Group Ltd.                                  565
            41,470  Leroy Seafood Group ASA                                  989
           158,334  ODIM ASA(1)(2)                                         1,915
           271,315  StepStone ASA(1)                                         959
                                                                 ---------------
                                                                           6,940
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 6.3%
         1,528,000  China National Building
                    Material Co. Ltd. Cl H                                 4,252
           670,466  Greentown China Holdings Ltd.                          1,455
         1,650,000  Haitian International
                    Holdings Ltd.(1)                                       1,240
           974,000  Li Ning Co. Ltd.(2)                                    2,767
         4,276,000  Shenzhen Investment Ltd.                               3,508
                                                                 ---------------
                                                                          13,222
                                                                 ---------------
PHILIPPINES - 0.4%
        25,871,800  Filinvest Land Inc.(1)                                   880
                                                                 ---------------
PORTUGAL - 1.2%
           136,468  Impresa SGPS(1)(2)                                       506
           270,554  Mota-Engil SGPS SA                                     2,098
                                                                 ---------------
                                                                           2,604
                                                                 ---------------
SINGAPORE - 2.8%
           407,000  Ezra Holdings Ltd.                                     1,574
           270,000  Ho Bee Investment Ltd.                                   322
           584,000  Midas Holdings Ltd.                                      543
         2,180,000  Straits Asia Resources Ltd.(2)                         1,970
         1,016,000  Tat Hong Holdings Ltd.                                 1,399
                                                                 ---------------
                                                                           5,808
                                                                 ---------------
SOUTH AFRICA - 1.4%
           130,239  JSE Ltd.                                               1,296
           215,805  Spar Group Ltd. (The)                                  1,579
                                                                 ---------------
                                                                           2,875
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
SOUTH KOREA - 2.9%
           100,730  LIG Non-Life Insurance Co., Ltd.                       2,778
             8,750  MegaStudy Co., Ltd.                                    1,985
               420  Osstem Implant Co., Ltd.(1)                               16
            37,400  TK Corp.                                               1,290
                                                                 ---------------
                                                                           6,069
                                                                 ---------------
SPAIN - 4.8%
            53,113  Campofrio Alimentacion SA                                991
            68,782  Corporacion Dermoestetica(1)(2)                          819
           174,212  Grifols SA                                             3,649
           286,497  Tubacex SA(2)                                          2,459
            90,372  Viscofan SA                                            2,167
                                                                 ---------------
                                                                          10,085
                                                                 ---------------
SWEDEN - 1.4%
            29,623  Hemtex AB(2)                                             550
           112,168  Intrum Justitia AB                                     1,435
           127,843  Rezidor Hotel Group AB                                   940
                                                                 ---------------
                                                                           2,925
                                                                 ---------------
SWITZERLAND - 4.9%
            10,389  Bucher Industries AG                                   1,755
             4,663  Burckhardt Compression
                    Holding AG                                             1,019
             4,448  Galenica Holding AG                                    1,659
             4,223  Georg Fischer AG                                       3,191
            21,934  SCHMOLZ+BICKENBACH AG                                  2,070
             4,269  Schulthess Group AG(2)                                   527
                                                                 ---------------
                                                                          10,221
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.1%
           237,000  Gemtek Technology Corp.                                  588
           491,680  Merry Electronics Co. Ltd.                             1,669
                                                                 ---------------
                                                                           2,257
                                                                 ---------------
TURKEY - 0.7%
           234,642  Asya Katilim Bankasi AS(1)                             1,533
                                                                 ---------------
UNITED KINGDOM - 8.7%
           233,513  Babcock International Group plc                        2,575
            30,991  Chemring Group plc                                     1,254
           183,462  Gyrus Group plc(1)                                     1,646
           141,235  Hikma Pharmaceuticals plc                              1,173
           184,218  IG Group Holdings plc                                  1,164
           312,353  MITIE Group plc                                        1,635
             5,517  QXL Ricardo plc(1)                                       126
           234,734  Restaurant Group plc                                   1,436
           157,809  RPS Group plc                                          1,222
           314,925  Southern Cross Healthcare Ltd.                         3,219
            69,384  SThree plc                                               483

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
            48,793  Ultra Electronics Holdings plc                         1,156
           237,978  Xchanging Ltd.(1)                                      1,358
                                                                 ---------------
                                                                          18,447
                                                                 ---------------
TOTAL COMMON STOCKS                                                      203,891
(Cost $158,148)                                                  ---------------

PREFERRED STOCKS - 0.5%
GERMANY - 0.5%
            17,535  Hugo Boss AG(2)                                        1,036
(Cost $524)                                                      ---------------

TEMPORARY CASH INVESTMENTS - 0.8%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations, 3.75%, 5/15/08, valued
at $1,632), in a joint trading account at 5.05%,
dated 8/31/07, due 9/4/07
(Delivery value $1,601)                                                    1,600
(Cost $1,600)                                                    ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 10.9%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.30%, dated 8/31/07,
due 9/4/07 (Delivery value $22,902)                                       22,889
(Cost $22,889)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 109.3%                                     229,416
                                                                 ---------------
(Cost $183,161)

OTHER ASSETS AND LIABILITIES - (9.3)%                                   (19,587)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     209,829
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Industrials                                                                33.0%
Consumer Discretionary                                                     13.7%
Financials                                                                 12.2%
Information Technology                                                     10.2%
Materials                                                                   9.8%
Consumer Staples                                                            6.5%
Health Care                                                                 5.8%
Energy                                                                      4.9%
Utilities                                                                   1.2%
Telecommunication Services                                                  0.3%
Cash and Equivalents(+)                                                     2.4%

(+) Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
BDR = Brazilian Depositary Receipt
CVA = Certificaten Van Aandelen
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of August 31, 2007. The aggregate value of securities on loan at August 31, 2007, was $21,899 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

The aggregate value of fair valued securities as of August 31, 2007, was $2,112
(in thousands), which represented 1.0% of total net assets.

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 183,564
                                                                 ===============
Gross tax appreciation of investments                                 $  48,469
Gross tax depreciation of investments                                    (2,617)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                    $  45,852
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIFE SCIENCES FUND
AUGUST 31, 2007

[american century investments logo and text logo]

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.8%
BIOTECHNOLOGY - 4.0%
            21,051  Celgene Corp.(1)                                $  1,351,685
            74,204  Gilead Sciences, Inc.(1)                           2,698,799
                                                                 ---------------
                                                                       4,050,484
                                                                 ---------------
CHEMICALS - 2.0%
            44,250  Sigma-Aldrich Corp.                                1,982,400
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.5%
            40,500  CVS/Caremark Corp.                                 1,531,710
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 30.0%
            20,000  Alcon, Inc.                                        2,705,200
            38,177  Bard (C.R.), Inc.                                  3,183,580
            62,068  Baxter International Inc.                          3,398,844
            15,570  Beckman Coulter, Inc.                              1,120,262
            27,982  Becton, Dickinson & Co.                            2,152,935
            57,000  DENTSPLY International Inc.                        2,244,660
            31,985  Insulet Corp.(1)                                     563,576
            21,172  Inverness Medical
                    Innovations, Inc.(1)                               1,019,220
            54,250  Medtronic, Inc.                                    2,866,570
            23,000  Mentor Corp.                                       1,025,570
            17,000  Mettler-Toledo
                    International, Inc.(1)                             1,603,270
            61,500  Respironics, Inc.(1)                               2,916,945
            34,776  St. Jude Medical, Inc.(1)                          1,515,190
            31,000  TomoTherapy Inc.(1)                                  739,970
            37,000  Zimmer Holdings Inc.(1)                            2,898,210
                                                                 ---------------
                                                                      29,954,002
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 20.1%
            22,345  Cardinal Health, Inc.                              1,527,951
            21,500  Humana Inc.(1)                                     1,377,935
            20,000  Laboratory Corp. of
                    America Holdings(1)                                1,553,200
            65,000  Manor Care, Inc.                                   4,152,849
            25,491  Owens & Minor Inc.                                 1,017,091
            57,417  Psychiatric Solutions, Inc.(1)                     2,116,391
            53,000  Skilled Healthcare Group Inc.
                    Cl A(1)                                              770,090
           170,500  Sun Healthcare Group, Inc.(1)                      2,535,335
            47,000  Sunrise Senior Living, Inc.(1)                     1,683,070
            39,675  UnitedHealth Group Inc.                            1,984,147
            18,300  WellPoint Inc.(1)                                  1,474,797
                                                                 ---------------
                                                                      20,192,856
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 10.7%
            15,000  Covance Inc.(1)                                    1,099,800
            21,000  Millipore Corp.(1)                                 1,463,280
           100,000  Thermo Fisher Scientific Inc.(1)                   5,423,000

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            43,850  Waters Corp.(1)                                    2,699,845
                                                                 ---------------
                                                                      10,685,925
                                                                 ---------------
PHARMACEUTICALS - 29.5%
            76,500  Abbott Laboratories                                3,971,115
            27,196  Allergan, Inc.                                     1,632,032
            53,330  Bristol-Myers Squibb Co.                           1,554,570
            66,873  Elan Corp. plc ADR(1)                              1,295,999
            20,887  Johnson & Johnson                                  1,290,608
           100,000  Merck & Co., Inc.                                  5,016,999
            47,500  Novartis AG ADR                                    2,500,875
            15,250  Roche Holding AG ORD                               2,651,186
            86,970  Schering-Plough Corp.                              2,610,839
            48,500  Shire plc ADR                                      3,818,890
            30,000  Teva Pharmaceutical
                    Industries Ltd. ADR                                1,290,000
            43,000  Wyeth                                              1,990,900
                                                                 ---------------
                                                                      29,624,013
                                                                 ---------------
TOTAL COMMON STOCKS                                                   98,021,390
(Cost $82,877,175)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.7%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 5.50%, 5/15/09,
valued at $2,754,672), in a joint trading
account at 5.05%, dated 8/31/07,
due 9/4/07 (Delivery value $2,701,515)                                 2,700,000
                                                                 ---------------
(Cost $2,700,000)

TOTAL INVESTMENT SECURITIES - 100.5%                                 100,721,390
                                                                 ---------------
(Cost $85,577,175)

OTHER ASSETS AND LIABILITIES - (0.5)%                                  (453,913)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $100,267,477
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                     Settlement                             Unrealized
to Sell                          Date               Value            Gain (Loss)
--------------------------------------------------------------------------------
1,598,200 CHF for USD          9/28/07            $1,325,887           $10,278
                                                ================================
(Value on Settlement Date $1,336,165)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $85,577,175
                                                                 ===============
Gross tax appreciation of investments                               $15,773,351
Gross tax depreciation of investments                                  (629,136)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $15,144,215
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial statement purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TECHNOLOGY FUND
AUGUST 31, 2007

[american century investments logo and text logo]

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.0%
AEROSPACE & DEFENSE - 2.2%
            21,937  Precision Castparts Corp.                      $   2,858,610
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 24.5%
            27,972  Blue Coat Systems, Inc.(1)                         2,333,145
            62,274  Ceragon Networks Ltd.(1)                           1,049,317
            50,286  Ciena Corp.(1)                                     1,904,834
           198,155  Cisco Systems Inc.(1)                              6,325,108
           179,806  Corning Inc.                                       4,202,066
            86,007  Foundry Networks, Inc.(1)                          1,590,269
           120,033  Juniper Networks, Inc.(1)                          3,951,486
            66,959  Plantronics, Inc.                                  1,901,636
            95,718  Research In Motion Ltd.(1)                         8,175,274
                                                                 ---------------
                                                                      31,433,135
                                                                 ---------------
COMPUTERS & PERIPHERALS - 9.9%
            19,635  Apple Inc.(1)                                      2,719,055
            61,639  Hewlett-Packard Co.                                3,041,885
           107,900  High Tech Computer Corp. ORD                       1,463,189
            65,753  SanDisk Corp.(1)                                   3,686,113
           201,000  Toshiba Corp. ORD                                  1,811,811
                                                                 ---------------
                                                                      12,722,053
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.5%
           195,000  BYD Co. Ltd. Cl H ORD                              1,409,102
            35,804  Emerson Electric Co.                               1,762,631
                                                                 ---------------
                                                                       3,171,733
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 3.0%
           185,000  Everlight Electronics Co. Ltd. ORD                   801,667
            88,692  LG.Philips LCD Co., Ltd. ADR(1)                    1,894,461
         1,706,079  Universal Scientific Industrial Co.,
                    Ltd. ORD                                           1,142,556
                                                                 ---------------
                                                                       3,838,684
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 5.7%
            67,570  Chordiant Software, Inc.(1)                        1,009,496
            12,271  Google Inc. Cl A(1)                                6,322,633
                                                                 ---------------
                                                                       7,332,129
                                                                 ---------------
IT SERVICES - 6.3%
            36,925  Accenture Ltd. Cl A                                1,521,679
            12,216  DST Systems, Inc.(1)                                 934,035
            39,858  International Business
                    Machines Corp.                                     4,651,030

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             7,023  MasterCard Inc. Cl A                                 962,081
                                                                 ---------------
                                                                       8,068,825
                                                                 ---------------
OFFICE ELECTRONICS - 0.7%
           463,426  Ability Enterprise Co., Ltd. ORD                     908,596
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 29.2%
           132,975  Applied Materials, Inc.                            2,840,346
            43,823  Cabot Microelectronics Corp.(1)                    1,828,296
            23,870  Cavium Networks Inc.(1)                              669,315
           106,473  Cree, Inc.(1)                                      2,832,182
           237,826  EMCORE Corp.(1)                                    2,235,564
           327,158  Epistar Corp. ORD                                  1,536,651
           245,770  Intel Corp.                                        6,328,577
            33,835  MEMC Electronic Materials Inc.(1)                  2,078,146
           101,296  Microsemi Corp.(1)                                 2,568,867
            14,000  Miraial Co. Ltd. ORD                                 808,669
            94,729  Monolithic Power Systems, Inc.(1)                  1,940,050
            50,832  Netlogic Microsystems Inc.(1)                      1,490,903
            80,545  NVIDIA Corp.(1)                                    4,120,681
           146,685  Realtek Semiconductor Corp. ORD                      717,868
           202,019  Semtech Corp.(1)                                   3,604,019
            34,234  Varian Semiconductor
                    Equipment Associates, Inc.(1)                      1,904,437
                                                                 ---------------
                                                                      37,504,571
                                                                 ---------------
SOFTWARE - 13.0%
            66,023  Adobe Systems Inc.(1)                              2,822,483
            47,671  Aladdin Knowledge
                    Systems Ltd.(1)                                    1,018,253
            52,261  Citrix Systems, Inc.(1)                            1,899,687
            53,072  Microsoft Corporation                              1,524,759
             5,800  Nintendo Co., Ltd. ORD                             2,689,173
           105,370  Oracle Corp.(1)                                    2,136,904
           148,558  Sandvine Corp. ORD(1)                                801,265
           106,619  VASCO Data Security
                    International, Inc.(1)                             3,339,307
             6,663  VMware, Inc. Cl A(1)                                 459,014
                                                                 ---------------
                                                                      16,690,845
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.0%
            21,520  America Movil, SAB de CV ADR                       1,301,099
                                                                 ---------------
TOTAL COMMON STOCKS                                                  125,830,280
(Cost $105,606,779)                                              ---------------

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.1%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 2.375%, 1/15/25,
valued at $1,577,201), in a joint trading
account at 4.95%, dated 8/31/07, due 9/4/07
(Delivery value $1,400,770)                                            1,400,000
                                                                 ---------------
(Cost $1,400,000)

TOTAL INVESTMENT SECURITIES - 99.1%                                  127,230,280
                                                                 ---------------
(Cost $107,006,779)

OTHER ASSETS AND LIABILITIES - 0.9%                                    1,214,657
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 128,444,937
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

TECHNOLOGY - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $107,170,482
                                                                 ===============
Gross tax appreciation of investments                              $ 20,661,835
Gross tax depreciation of investments                                  (602,037)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 20,059,798
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT INTERNATIONAL GROWTH FUND
AUGUST 31, 2007

[american century investments logo and text logo]

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
AUSTRALIA - 4.8%
            27,531  BHP Billiton Ltd.(1)                            $    864,439
             7,000  CSL Ltd.                                             561,778
             9,358  National Australia Bank Ltd.                         305,454
            28,623  QBE Insurance Group Ltd.(1)                          815,216
             4,946  Rio Tinto Ltd.(1)                                    378,019
                                                                 ---------------
                                                                       2,924,906
                                                                 ---------------
AUSTRIA - 0.8%
             6,335  Erste Bank der Oesterreichischen
                    Sparkassen AG                                        459,140
                                                                 ---------------
BELGIUM - 1.9%
             4,355  KBC Groupe(1)                                        546,058
             2,600  Umicore                                              595,538
                                                                 ---------------
                                                                       1,141,596
                                                                 ---------------
BRAZIL - 0.5%
            20,700  Redecard SA(2)                                       316,514
                                                                 ---------------
CANADA - 2.9%
             2,500  EnCana Corp.(1)                                      146,250
             6,400  Research In Motion Ltd.(2)                           546,624
            11,700  Rogers Communications Inc. Cl B                      532,126
            10,895  Shoppers Drug Mart Corporation                       550,043
                                                                 ---------------
                                                                       1,775,043
                                                                 ---------------
CZECH REPUBLIC - 0.5%
             5,700  CEZ AS                                               302,200
                                                                 ---------------
DENMARK - 1.9%
             6,400  Novo Nordisk AS Cl B                                 711,709
             6,900  Vestas Wind Systems AS(2)                            466,950
                                                                 ---------------
                                                                       1,178,659
                                                                 ---------------
FINLAND - 2.3%
            11,000  Metso Oyj                                            704,764
            21,200  Nokia Oyj                                            698,202
                                                                 ---------------
                                                                       1,402,966
                                                                 ---------------
FRANCE - 7.6%
             3,721  Accor SA                                             319,475
             2,900  ALSTOM Co.                                           524,251
            15,531  AXA SA                                               622,391
             7,982  Groupe Danone                                        608,092
             2,367  PPR SA                                               409,288
             4,000  Schneider Electric SA                                531,414
             2,678  Societe Generale                                     431,937
             4,400  Suez SA                                              250,250

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            12,024  Total SA                                             905,216
                                                                 ---------------
                                                                       4,602,314
                                                                 ---------------
GERMANY - 10.9%
             7,800  adidas AG                                            458,610
             3,000  Allianz SE                                           643,093
             3,774  Arcandor AG(2)                                       102,849
             5,000  BASF AG                                              661,747
             4,100  Continental AG                                       533,024
             5,840  Deutsche Boerse AG                                   644,564
            10,370  Fresenius Medical Care
                    AG & Co. KGaA                                        509,534
            19,552  GEA Group AG(2)                                      631,405
             4,200  Hochtief AG                                          421,379
             2,100  K+S AG                                               301,569
             1,500  Linde AG                                             176,082
             5,600  Q-Cells AG(2)                                        495,986
             8,800  SAP AG                                               473,999
             4,300  Siemens AG                                           540,158
                                                                 ---------------
                                                                       6,593,999
                                                                 ---------------
GREECE - 1.6%
            16,000  National Bank of Greece SA                           951,858
                                                                 ---------------
HONG KONG - 1.3%
            52,700  Esprit Holdings Ltd.                                 767,044
                                                                 ---------------
INDIA - 3.2%
             5,400  Bharat Heavy Electricals Ltd.                        251,019
            15,400  Bharti Airtel Ltd.(2)                                334,260
             9,700  Housing Development
                    Finance Corp. Ltd.                                   471,634
            25,100  Reliance Communication
                    Ventures Ltd.                                        335,367
             5,900  Reliance Industries Ltd.                             284,475
             9,700  Tata Consultancy Services Ltd.                       254,195
                                                                 ---------------
                                                                       1,930,950
                                                                 ---------------
IRELAND - 1.1%
            21,393  Anglo Irish Bank Corp. plc                           399,356
            11,200  Kingspan Group plc                                   289,961
                                                                 ---------------
                                                                         689,317
                                                                 ---------------
ITALY - 4.2%
             7,500  Bulgari SpA(1)                                       105,261
            17,611  ENI SpA                                              609,037
            12,700  Fiat SpA                                             337,448
            10,200  Finmeccanica SpA                                     298,957
            10,232  Luxottica Group SpA                                  349,389
            22,062  Saipem SpA                                           826,396
                                                                 ---------------
                                                                       2,526,488
                                                                 ---------------
JAPAN - 15.5%
             8,100  AEON Mall Co., Ltd.                                  244,077
            13,300  Canon, Inc.                                          760,197

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            12,500  Daikin Industries Ltd.                               561,215
             4,000  Fanuc Ltd.                                           389,225
             9,000  Ibiden Co. Ltd.                                      765,412
            41,000  Isuzu Motors Ltd.                                    223,018
            10,000  Kuraray Co. Ltd.(1)                                  131,411
            10,200  Makita Corp.                                         394,543
            63,000  Marubeni Corp.(1)                                    514,030
            23,000  Mitsubishi Electric Corp.                            270,273
             2,300  Nintendo Co., Ltd.                                 1,066,395
            42,000  Nippon Yusen Kabushiki Kaisha(1)                     415,213
             6,600  Nitori Co. Ltd.                                      343,619
             1,500  ORIX Corp.                                           321,318
            22,000  Sharp Corp.(1)                                       382,749
            49,000  Sumitomo Heavy Industries Ltd.                       548,722
           115,000  Sumitomo Metal Industries Ltd.                       582,844
            14,000  Sumitomo Realty &
                    Development Co. Ltd.                                 458,124
             4,000  Terumo Corp.                                         187,878
            24,000  Tokyo Tatemono Co. Ltd.(1)                           317,251
             9,700  Toyota Motor Corp.                                   566,155
                                                                 ---------------
                                                                       9,443,669
                                                                 ---------------
MEXICO - 1.4%
            13,848  America Movil, SAB de CV ADR                         837,250
                                                                 ---------------
NETHERLANDS - 2.1%
             4,900  ASML Holding N.V.(2)                                 145,086
            14,800  Heineken N.V.(1)                                     937,338
             7,800  Koninklijke BAM Groep N.V.                           211,290
                                                                 ---------------
                                                                       1,293,714
                                                                 ---------------
NORWAY - 1.6%
            14,490  Aker Kvaerner ASA                                    364,292
            21,000  Statoil ASA                                          605,442
                                                                 ---------------
                                                                         969,734
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.7%
           114,500  China Merchants Bank Co. Ltd.
                    Cl H                                                 430,217
                                                                 ---------------
SINGAPORE - 1.1%
            83,000  Keppel Corp. Ltd.                                    696,199
                                                                 ---------------
SOUTH AFRICA - 0.8%
             8,499  Anglo American plc                                   487,423
                                                                 ---------------
SOUTH KOREA - 0.3%
             4,400  Hynix Semiconductor Inc.(2)                          158,147
                                                                 ---------------
SPAIN - 2.6%
            35,900  Banco Bilbao Vizcaya
                    Argentaria SA                                        826,214
            13,201  Inditex SA                                           774,370
                                                                 ---------------
                                                                       1,600,584
                                                                 ---------------

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SWEDEN - 1.4%
             9,600  Swedbank AB Cl A(1)                                  313,857
           139,700  Telefonaktiebolaget LM Ericsson
                    Cl B                                                 518,503
                                                                 ---------------
                                                                         832,360
                                                                 ---------------
SWITZERLAND - 11.3%
            30,015  ABB Ltd.                                             737,982
             6,861  Adecco SA                                            447,290
            10,031  Compagnie Financiere
                    Richemont SA Cl A                                    621,151
             9,700  Credit Suisse Group                                  633,979
             6,600  Holcim Ltd.                                          713,573
            13,600  Julius Baer Holding AG                               900,700
             2,200  Nestle SA                                            957,076
             7,065  Novartis AG                                          372,858
             4,966  Roche Holding AG                                     863,329
             2,007  Syngenta AG                                          375,663
             4,358  UBS AG                                               227,289
                                                                 ---------------
                                                                       6,850,890
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.2%
           100,800  Hon Hai Precision
                    Industry Co., Ltd.                                   748,364
                                                                 ---------------
UNITED KINGDOM - 13.3%
            13,800  Aggreko plc                                          149,021
            31,151  Barclays plc                                         385,386
            48,931  BG Group plc                                         783,454
            19,400  British Sky Broadcasting
                    Group plc                                            264,263
            37,300  BT Group plc                                         237,499
            64,110  Burberry Group plc                                   789,260
            30,278  Capita Group plc                                     458,234
            29,000  Carphone Warehouse Group plc                         199,417
            15,500  easyJet plc(2)                                       180,350
            17,272  GlaxoSmithKline plc                                  451,047
            33,805  HSBC Holdings plc                                    611,480
            64,800  International Power plc                              528,570
            56,016  Man Group plc                                        557,453
            13,407  Reckitt Benckiser plc                                729,699
            31,153  Royal Bank of Scotland Group plc                     360,910
            89,282  Tesco plc                                            765,177
           206,800  Vodafone Group plc                                   666,401
                                                                 ---------------
                                                                       8,117,621
                                                                 ---------------
TOTAL COMMON STOCKS                                                   60,029,166
(Cost $51,953,168)                                               ---------------

PREFERRED STOCKS - 0.4%
GERMANY - 0.4%
             4,500  Henkel KGaA(1)                                       231,840
(Cost $239,648)                                                  ---------------

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.5%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 5.50%, 5/15/09,valued
at $306,075), in a joint trading account at
5.05%, dated 8/31/07, due 9/4/07
(Delivery value $300,168)                                                300,000
(Cost $300,000)                                                  ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 7.5%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.30%, dated 8/31/07,
due 9/4/07 (Delivery value $4,551,677)                                 4,548,998
(Cost $4,548,998)                                                ---------------

TOTAL INVESTMENT SECURITIES - 107.2%                                  65,110,004
(Cost $57,041,814)                                               ---------------

OTHER ASSETS AND LIABILITIES - (7.2)%                                (4,394,579)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 60,715,425
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 21.1%
Industrials                                                                17.7%
Consumer Discretionary                                                     13.1%
Information Technology                                                     10.6%
Materials                                                                   8.7%
Consumer Staples                                                            7.9%
Energy                                                                      7.5%
Health Care                                                                 6.0%
Telecommunication Services                                                  4.8%
Utilities                                                                   1.8%
Cash and cash equivalents(+)                                                0.8%

(+) Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Security, or a portion thereof, was on loan as of August 31, 2007. The aggregate value of securities on loan at August 31, 2007, was $4,374,458.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $57,203,338
                                                                 ===============
Gross tax appreciation of investments                               $ 8,533,021
Gross tax depreciation of investments                                  (626,355)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 7,906,666
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT EMERGING MARKETS FUND
AUGUST 31, 2007

[american century investments logo and text logo]

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1%
ARGENTINA - 0.3%
             2,882  Banco Macro SA ADR                              $     78,650
                                                                 ---------------
BRAZIL - 11.5%
            18,100  ALL - America Latina Logistica SA                    211,074
             8,000  Cia Vale do Rio Doce ADR                             394,640
             7,449  Dufry South America Ltd. BDR(1)                      183,378
             7,116  JBS SA(1)                                             33,223
            22,800  JBS SA(1)                                            107,143
            17,900  Lojas Renner SA                                      310,467
            13,733  LPS Brasil - Consultoria de
                    Imoveis SA(1)                                        174,287
             8,200  Lupatech SA                                          174,072
            18,700  Net Servicos de
                    Comunicacao SA(1)                                    278,786
             8,064  Petroleo Brasileiro SA ADR                           498,678
            14,350  Redecard SA(1)                                       219,419
             5,200  Totvs SA                                             159,021
                                                                 ---------------
                                                                       2,744,188
                                                                 ---------------
CHILE - 3.5%
            52,300  Cencosud SA                                          211,696
            19,100  Compania Cervecerias Unidas SA                       139,489
            38,710  La Polar SA                                          239,836
             8,500  LAN Airlines SA ADR(2)                               136,424
           459,300  Masisa SA                                            118,738
                                                                 ---------------
                                                                         846,183
                                                                 ---------------
CZECH REPUBLIC - 2.2%
             4,800  CEZ AS                                               254,485
             1,300  Komercni Banka AS                                    282,091
                                                                 ---------------
                                                                         536,576
                                                                 ---------------
HONG KONG - 4.2%
             4,300  China Mobile Ltd. ADR                                291,497
           214,000  China Yurun Food Group Ltd.                          256,864
            19,500  Parkson Retail Group Ltd.                            155,914
           462,000  Samling Global Ltd.(1)                               159,963
            19,000  Vtech Holdings Ltd.                                  143,754
                                                                 ---------------
                                                                       1,007,992
                                                                 ---------------
HUNGARY - 0.4%
               700  MOL Hungarian Oil and Gas Nyrt                       100,377
                                                                 ---------------
INDIA - 7.4%
             7,100  ABB India Ltd.                                       196,403
             4,900  Bharat Heavy Electricals Ltd.                        227,777
            11,041  DLF Ltd.(1)                                          162,531
             7,000  ICICI Bank Ltd. ADR                                  311,150
            12,200  JSW Steel Ltd.                                       192,756
            18,200  Reliance Communication
                    Ventures Ltd.                                        243,174

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             5,400  Reliance Industries Ltd.                             260,367
            15,200  Rolta India Ltd.                                     175,750
                                                                 ---------------
                                                                       1,769,908
                                                                 ---------------
INDONESIA - 2.8%
           124,000  PT Astra International Tbk                           235,719
           599,500  PT Bank Mandiri Tbk                                  207,495
           432,500  PT Bumi Resources Tbk                                117,452
            94,500  PT Telekomunikasi Indonesia Tbk                      109,193
                                                                 ---------------
                                                                         669,859
                                                                 ---------------
ISRAEL - 0.4%
             2,012  Elbit Systems Ltd.                                    90,379
                                                                 ---------------
KAZAKHSTAN - 0.6%
             7,169  KazMunaiGas Exploration
                    Production GDR                                       153,775
                                                                 ---------------
MALAYSIA - 2.1%
            90,400  Bumiputra - Commerce
                    Holdings Bhd                                         282,958
            46,700  Genting Bhd                                           97,905
           114,100  Resorts World Bhd                                    123,925
                                                                 ---------------
                                                                         504,788
                                                                 ---------------
MEXICO - 6.1%
             7,000  America Movil, SAB de CV ADR                         423,220
            39,987  Axtel, SAB de CV(1)                                  272,512
            31,248  Corporacion GEO, SAB de CV
                    Series B(1)                                          162,549
             4,746  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                        239,531
            54,500  Grupo Financiero Banorte,
                    SAB de CV                                            222,258
            34,775  Urbi Desarrollos Urbanos,
                    SA de CV(1)                                          130,440
                                                                 ---------------
                                                                       1,450,510
                                                                 ---------------
PAKISTAN - 0.6%
             8,527  Oil & Gas Development Co.
                    Ltd. GDR                                             153,486
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 9.9%
           200,000  Agile Property Holdings Ltd.                         364,194
           280,000  China Construction Bank Cl H                         234,469
            69,500  China Merchants Bank Co. Ltd.
                    Cl H                                                 261,136
           126,000  China National Building
                    Material Co. Ltd. Cl H                               350,626
           192,000  China Petroleum & Chemical
                    Corp. Cl H                                           209,283
             4,772  Focus Media Holding Ltd.
                    ADR(1)(2)                                            192,168
           190,000  Haitian International
                    Holdings Ltd.(1)                                     142,779
           116,000  Nine Dragons Paper Holdings Ltd.                     346,600
           104,000  Wumart Stores Inc. Cl H                               73,405
           149,000  Yangzijiang Shipbuilding
                    Holdings Ltd.(1)                                     181,613
                                                                 ---------------
                                                                       2,356,273
                                                                 ---------------
PHILIPPINES - 1.5%
           893,000  Alliance Global Group Inc.(1)                        107,602
         4,235,200  Filinvest Land Inc.(1)                               143,983

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           246,500  Robinsons Land Corp.                                  95,471
                                                                 ---------------
                                                                         347,056
                                                                 ---------------
POLAND - 0.7%
             3,700  Agora SA                                              68,061
               600  BRE Bank SA(1)                                       106,946
                                                                 ---------------
                                                                         175,007
                                                                 ---------------
RUSSIAN FEDERATION - 6.5%
             4,400  CTC Media Inc.(1)                                    101,200
             3,000  LUKOIL                                               224,100
             3,800  Mobile TeleSystems ADR(1)                            251,408
             6,773  OAO TMK GDR(1)                                       260,761
             5,401  OJSC Pharmstandard GDR(1)                             90,467
            36,600  Sberbank(1)                                          140,178
           233,154  Unified Energy System(1)                             292,608
             6,369  X5 Retail Group N.V. GDR(1)                          204,700
                                                                 ---------------
                                                                       1,565,422
                                                                 ---------------
SINGAPORE - 1.8%
           164,000  Midas Holdings Ltd.                                  152,608
           131,000  Yanlord Land Group Ltd.                              271,271
                                                                 ---------------
                                                                         423,879
                                                                 ---------------
SOUTH AFRICA - 7.9%
             3,676  Anglo American plc                                   211,735
            11,700  Aspen Pharmacare Holdings Ltd.                        58,082
             6,682  Barloworld Ltd.                                      114,722
            94,200  Dimension Data Holdings plc                          108,921
             3,600  Impala Platinum Holdings Ltd.                        107,016
             9,066  Kumba Iron Ore Ltd.                                  264,292
            17,505  Murray & Roberts Holdings Ltd.                       184,741
            41,432  Pretoria Portland Cement Co. Ltd.                    262,761
             7,502  Sappi Ltd.                                           118,024
             3,200  Sun International Ltd.                                69,741
            15,500  Telkom SA Ltd.                                       382,775
                                                                 ---------------
                                                                       1,882,810
                                                                 ---------------
SOUTH KOREA - 14.1%
               130  Amorepacific Corp.                                    92,066
             4,130  GS Holdings Corp.                                    213,317
            13,300  Hankook Tire Co. Ltd.                                291,070
             1,300  Hyundai Department Store Co. Ltd.                    146,752
               700  Hyundai Heavy Industries Co., Ltd.                   275,825
            11,100  LG Dacom Corp.                                       289,617
             8,000  LIG Non-Life Insurance Co., Ltd.                     220,660
               800  MegaStudy Co., Ltd.                                  181,470
             3,000  Modetour Network Inc.                                180,511
               600  NHN Corp.(1)                                         115,655
               600  POSCO                                                366,773
               800  Samsung Electronics                                  503,514

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             4,720  Shinhan Financial Group Co., Ltd.                    287,523
               300  Shinsegae Co. Ltd.                                   198,083
                                                                 ---------------
                                                                       3,362,836
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 11.4%
           122,611  Asia Cement Corp.                                    172,027
           155,426  China Steel Corp.                                    211,003
            58,080  Hon Hai Precision
                    Industry Co., Ltd.                                   431,200
            19,800  MediaTek Inc.                                        336,000
            60,164  Merry Electronics Co. Ltd.                           204,193
            48,675  Realtek Semiconductor Corp.                          238,213
            16,100  Richtek Technology Corp.                             176,612
           288,725  Shin Kong Financial
                    Holding Co. Ltd.                                     280,851
           129,000  U-Ming Marine Transport Corp.(1)                     383,873
           163,565  Wistron Corp.                                        297,391
                                                                 ---------------
                                                                       2,731,363
                                                                 ---------------
TURKEY - 2.2%
            24,100  Turk Hava Yollari
                    Anonim Ortakligi(1)                                  167,638
            57,500  Turkiye Garanti Bankasi AS                           369,029
                                                                 ---------------
                                                                         536,667
                                                                 ---------------
TOTAL COMMON STOCKS                                                   23,487,984
(Cost $18,518,039)                                               ---------------

PREFERRED STOCKS - 0.4%
BRAZIL - 0.4%
             3,100  Cia Brasileira de Distribuicao
                    Grupo Pao de Acucar ADR                               99,603
(Cost $103,913)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 1.3%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 5.50%, 5/15/09, valued
at $306,075), in a joint trading account at
5.05%, dated 8/31/07, due 9/4/07
(Delivery value $300,168)                                                300,000
(Cost $300,000)                                                  ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 0.7%
Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.30%, dated 8/31/07,
due 9/4/07 (Delivery value $157,943)                                     157,850
(Cost $157,850)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 100.5%                                  24,045,437
                                                                 ---------------
(Cost $19,079,802)

OTHER ASSETS AND LIABILITIES - (0.5)%                                  (125,907)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 23,919,530
                                                                 ===============

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 18.0%
Consumer Discretionary                                                     14.7%
Materials                                                                  13.7%
Information Technology                                                     12.1%
Industrials                                                                12.0%
Telecommunication Services                                                  9.5%
Energy                                                                      9.2%
Consumer Staples                                                            6.4%
Utilities                                                                   2.3%
Health Care                                                                 0.6%
Cash and Equivalents(+)                                                     1.5%

(+) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of August 31, 2007. The aggregate value of securities on loan at August 31, 2007, was $159,799.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of August 31, 2007, securities with an aggregate value of $504,788 (in thousands), which represented 2.1% of total net assets were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $19,101,737
                                                                 ===============
Gross tax appreciation of investments                               $ 5,229,478
Gross tax depreciation of investments                                  (285,778)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 4,943,700
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:    October 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President
                    (principal executive officer)

Date:    October 29, 2007

By:      /s/  Robert J. Leach
         ------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    October 29, 2007